UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: May 1, 2006 – July 31, 2006

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2006. The schedules have not been audited.

AXA Enterprise

Multimanager Funds Trust

Quarterly Report

July 31, 2006

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	1,167	$41,226
AXA Enterprise Deep Value Fund‡	14,228	153,520
AXA Enterprise Equity Fund*‡	1,969	11,818
AXA Enterprise Equity Income Fund‡	10,363	283,832
AXA Enterprise Government Securities Fund‡	104,637	1,274,474
AXA Enterprise Growth Fund*‡	3,107	55,800
AXA Enterprise High Yield Bond Fund‡	45,763	429,261
AXA Enterprise International Growth Fund‡	8,604	162,874
AXA Enterprise Money Market Fund‡	5,158	5,158
AXA Enterprise Multimanager Core Bond Fund‡	114,768	1,115,541
AXA Enterprise Multimanager International Equity Fund‡	10,717	162,147
AXA Enterprise Multimanager Mid Cap Value Fund‡	890	10,819
AXA Enterprise Multimanager Value Fund‡	41,373	522,129
AXA Enterprise Short Duration Bond Fund‡	270,124	2,639,107

Total Investment Companies (100.0%) (Cost $6,869,789)		6,867,706

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $1,088)	$1,088	1,088

Total Investments (100.0%) (Cost/Amortized Cost $6,870,877)		6,868,794
Other Assets Less Liabilities (0.0%)		(3,313)

Net Assets (100%)		$6,865,481

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the nine months ended July 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value July 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$29,441	$19,639	$7,399	$41,226	$—	$(390)
AXA Enterprise Deep Value Fund	50,823	133,852	31,558	153,520	928	3,387
AXA Enterprise Equity Fund	—	20,509	7,394	11,818	—	(499)
AXA Enterprise Equity Income Fund	50,939	301,091	70,784	283,832	1,022	1,831
AXA Enterprise Government Securities Fund	467,472	1,046,931	233,832	1,274,474	31,008	(9,959)
AXA Enterprise Growth Fund	70,599	51,030	66,531	55,800	—	364
AXA Enterprise High Yield Bond Fund	163,190	366,358	94,487	429,261	16,961	(3,524)
AXA Enterprise International Growth Fund	—	191,495	32,235	162,874	—	(1,954)
AXA Enterprise Money Market Fund	5,013	145	—	5,158	153	—
AXA Enterprise Multimanager Core Bond Fund	410,625	975,744	273,659	1,115,541	25,430	(10,342)
AXA Enterprise Multimanager International Equity Fund	—	191,495	32,227	162,147	—	(1,946)
AXA Enterprise Multimanager Mid Cap Value Fund	9,801	1,059	—	10,819	—	1,059
AXA Enterprise Multimanager Value Fund	317,256	462,058	280,685	522,129	2,497	13,412
AXA Enterprise Short Duration Bond Fund	975,677	2,257,689	594,328	2,639,107	58,640	(10,426)

	$2,550,836	$6,019,095	$1,725,119	$6,867,706	$136,639	$(18,987)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$6,019,095
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,679,547

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,598
Aggregate gross unrealized depreciation	(39,366)

Net unrealized depreciation	$(2,768)

Federal income tax cost of investments	$6,871,562

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	14,950	$528,172
AXA Enterprise Deep Value Fund‡.	70,824	764,190
AXA Enterprise Equity Fund*‡	48,311	289,865
AXA Enterprise Equity Income Fund‡	41,178	1,127,867
AXA Enterprise Government Securities Fund‡	166,907	2,032,931
AXA Enterprise Growth Fund*‡	27,951	502,000
AXA Enterprise High Yield Bond Fund‡	89,011	834,924
AXA Enterprise International Growth Fund‡	74,398	1,408,354
AXA Enterprise Money Market Fund‡	5,158	5,158
AXA Enterprise Multimanager Core Bond Fund‡	258,117	2,508,899
AXA Enterprise Multimanager International Equity Fund‡	94,317	1,427,014
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,234	13,159
AXA Enterprise Multimanager Mid Cap Value Fund‡	1,335	16,231
AXA Enterprise Multimanager Value Fund‡	222,701	2,810,486
AXA Enterprise Short Duration Bond Fund‡	434,327	4,243,371
AXA Enterprise Small Company Growth Fund‡	14,795	455,997
AXA Enterprise Small Company Value Fund‡	67,500	853,881

Total Investment Companies (99.1%) (Cost $19,674,701)		19,822,499

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $146,357)	$146,357	146,357

Total Investments (99.8%) (Cost/Amortized Cost $19,821,058)		19,968,856
Other Assets Less Liabilities (0.2%)		39,629

Net Assets (100%)		$20,008,485

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the nine months ended July 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value July 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$458,241	$449,053	$375,157	$528,172	$—	$8,215
AXA Enterprise Deep Value Fund	440,122	553,609	230,116	764,190	8,042	33,262
AXA Enterprise Equity Fund	186,860	187,227	51,010	289,865	—	(1,129)
AXA Enterprise Equity Income Fund	449,230	968,054	315,102	1,127,867	9,947	29,837
AXA Enterprise Government Securities Fund	903,986	1,337,800	188,229	2,032,931	52,069	(7,263)
AXA Enterprise Growth Fund	488,796	466,407	459,499	502,000	—	662
AXA Enterprise High Yield Bond Fund	365,089	561,283	77,939	834,924	33,790	(2,483)
AXA Enterprise International Growth Fund	—	1,493,106	128,862	1,408,354	—	(7,209)
AXA Enterprise Money Market Fund	5,013	145	—	5,158	153	—
AXA Enterprise Multimanager Core Bond Fund	1,116,297	1,633,106	227,693	2,508,899	59,733	(8,338)
AXA Enterprise Multimanager International Equity Fund	—	1,532,180	140,397	1,427,014	—	(7,903)
AXA Enterprise Multimanager Mid Cap Growth Fund	12,357	—	—	13,159	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	14,703	1,589	—	16,231	—	1,589
AXA Enterprise Multimanager Value Fund	1,817,830	2,118,039	1,244,731	2,810,486	14,362	92,113
AXA Enterprise Short Duration Bond Fund	1,859,589	2,792,223	397,541	4,243,371	95,926	(6,778)
AXA Enterprise Small Company Growth Fund	223,324	311,335	87,292	455,997	—	12,382
AXA Enterprise Small Company Value Fund.	442,187	552,273	163,992	853,881	—	16,983

	$8,783,624	$14,957,429	$4,087,560	$19,822,499	$274,022	$153,940

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$14,957,429
Net Proceeds of Sales and Redemptions:
Investment Companies	$4,022,931

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,268
Aggregate gross unrealized depreciation	(144,987)

Net unrealized appreciation	$145,281

Federal income tax cost of investments	$19,823,575

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	128,600	$4,543,439
AXA Enterprise Deep Value Fund‡	482,532	5,206,525
AXA Enterprise Equity Fund*‡	570,473	3,422,839
AXA Enterprise Equity Income Fund‡	364,250	9,976,812
AXA Enterprise Government Securities Fund‡	810,131	9,867,397
AXA Enterprise Growth Fund*‡	279,639	5,022,319
AXA Enterprise International Growth Fund‡	431,238	8,163,326
AXA Enterprise Multimanager Core Bond Fund‡	1,263,491	12,281,133
AXA Enterprise Multimanager International Equity Fund‡	1,139,793	17,245,074
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	2,066	22,025
AXA Enterprise Multimanager Mid Cap Value Fund‡	1,814	22,061
AXA Enterprise Multimanager Value Fund‡	2,053,240	25,911,884
AXA Enterprise Short Duration Bond Fund‡	1,194,096	11,666,321
AXA Enterprise Small Company Growth Fund‡	83,719	2,580,231
AXA Enterprise Small Company Value Fund‡	602,759	7,624,902

Total Investment Companies (99.7%) (Cost $118,763,359)		123,556,288

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $202,531)	$202,531	202,531

Total Investments (99.9%) (Cost/Amortized Cost $118,965,890)		123,758,819
Other Assets Less Liabilities (0.1%)		90,557

Net Assets (100%)		$123,849,376

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the nine months ended July 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value July 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$4,336,944	$486,058	$280,351	$4,543,439	$—	$(1,620)
AXA Enterprise Deep Value Fund	2,751,181	2,829,896	330,791	5,206,525	41,739	242,534
AXA Enterprise Equity Fund	4,035,434	196,616	408,043	3,422,839	—	7,031
AXA Enterprise Equity Income Fund	6,323,159	4,070,435	600,492	9,976,812	105,386	427,555
AXA Enterprise Government Securities Fund	9,160,215	1,419,337	567,005	9,867,397	325,870	(17,849)
AXA Enterprise Growth Fund	6,680,104	381,427	2,043,513	5,022,319	—	99,415
AXA Enterprise International Growth Fund	—	8,515,581	623,858	8,163,326	—	(20,622)
AXA Enterprise Multimanager Core Bond Fund	11,254,417	1,851,910	716,884	12,281,133	369,526	(22,396)
AXA Enterprise Multimanager International Equity Fund	23,958,398	2,176,738	10,446,107	17,245,074	258,491	2,997,339
AXA Enterprise Multimanager Mid Cap Growth Fund	20,682	—	—	22,025	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	19,984	2,160	—	22,061	—	2,160
AXA Enterprise Multimanager Value Fund	22,265,912	4,462,962	2,000,216	25,911,884	140,518	858,332
AXA Enterprise Short Duration Bond Fund	9,657,855	2,732,371	668,391	11,666,321	327,101	(10,290)
AXA Enterprise Small Company Growth Fund	1,329,459	1,491,470	306,126	2,580,231	—	77,999
AXA Enterprise Small Company Value Fund	9,334,353	756,047	2,736,757	7,624,902	—	476,172

	$111,128,097	$31,373,008	$21,728,534	$123,556,288	$1,568,631	$5,115,760

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$31,373,008
Net Proceeds of Sales and Redemptions:
Investment Companies	$23,808,259

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,062,400
Aggregate gross unrealized depreciation	(1,287,053)

Net unrealized appreciation	$4,775,347

Federal income tax cost of investments	$118,983,472

The Fund has a net capital loss carryforward of $23,221,980 of which $1,824,193 expires in the year 2009 and $21,397,787 expires in the year 2010.

Included in the capital loss carryforward amounts are $2,230,460 of losses acquired from the Enterprise Mid Cap Growth Fund as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	21,025	$742,802
AXA Enterprise Deep Value Fund‡	102,616	1,107,223
AXA Enterprise Equity Fund*‡	56,534	339,203
AXA Enterprise Equity Income Fund‡	59,079	1,618,164
AXA Enterprise Government Securities Fund‡	37,440	456,019
AXA Enterprise Growth Fund*‡	62,485	1,122,223
AXA Enterprise International Growth Fund‡	113,323	2,145,212
AXA Enterprise Multimanager Core Bond Fund‡	66,716	648,478
AXA Enterprise Multimanager International Equity Fund‡	144,858	2,191,707
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,272	13,559
AXA Enterprise Multimanager Mid Cap Value Fund‡	1,041	12,664
AXA Enterprise Multimanager Value Fund‡	285,394	3,601,667
AXA Enterprise Small Company Growth Fund‡	16,105	496,371
AXA Enterprise Small Company Value Fund‡	100,658	1,273,318

Total Investment Companies (98.6%) (Cost $15,312,252)		15,768,610

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $300,987)	$300,987	300,987

Total Investments (100.5%) (Cost/Amortized Cost $15,613,239)		16,069,597
Other Assets Less Liabilities (-0.5%)		(78,599)

Net Assets (100%)		$15,990,998

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the nine months ended July 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value July 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$344,652	$493,715	$78,920	$742,802	$—	$(3,140)
AXA Enterprise Deep Value Fund	284,665	895,553	75,615	1,107,223	4,932	24,273
AXA Enterprise Equity Fund	169,535	219,432	4,810	339,203	—	(379)
AXA Enterprise Equity Income Fund	313,824	1,333,936	47,210	1,618,164	7,212	28,679
AXA Enterprise Government Securities Fund	129,354	343,828	12,625	456,019	9,715	(507)
AXA Enterprise Growth Fund	389,052	858,387	113,857	1,122,223	—	(2,952)
AXA Enterprise International Growth Fund	—	2,190,954	137,662	2,145,212	—	(3,900)
AXA Enterprise Multimanager Core Bond Fund	207,883	461,402	17,012	648,478	13,568	(623)
AXA Enterprise Multimanager International Equity Fund	1,456,459	1,716,904	1,209,781	2,191,707	19,652	100,719
AXA Enterprise Multimanager Mid Cap Growth Fund	12,733	—	—	13,559	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	11,472	1,240	—	12,664	—	1,240
AXA Enterprise Multimanager Value Fund	1,205,603	2,385,091	98,659	3,601,667	9,573	56,435
AXA Enterprise Small Company Growth Fund	107,427	421,624	20,250	496,371	—	5,348
AXA Enterprise Small Company Value Fund	516.591	897,424	166,516	1,273,318	—	19,154

	$5,149,250	$12,219,490	$1,982,917	$15,768,610	$64,652	$224,347

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$12,219,490
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,975,285

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,363
Aggregate gross unrealized depreciation	(81,757)

Net unrealized appreciation	$453,606

Federal income tax cost of investments	$15,615,991

See Notes to Financial Statements

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.2%)
Hotels, Restaurants & Leisure (1.8%)
Marriott International, Inc., Class A	1,375	$48,373
Starbucks Corp.*	2,570	88,048
Starwood Hotels & Resorts Worldwide, Inc.	980	51,528

		187,949

Household Durables (0.5%)
Pulte Homes, Inc.	1,900	54,150

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	4,700	126,383

Media (2.0%)
Comcast Corp., Class A*	1,750	60,165
Getty Images, Inc.*	355	16,561
Walt Disney Co.	4,180	124,104

		200,830

Multiline Retail (1.7%)
J.C. Penney Co., Inc.	920	57,923
Kohl’s Corp.*	960	54,365
Target Corp.	1,225	56,252

		168,540

Specialty Retail (1.9%)
Home Depot, Inc.	960	33,322
Lowe’s Cos., Inc.	3,600	102,060
Urban Outfitters, Inc.*	1,600	23,344
Williams-Sonoma, Inc.	1,160	36,888

		195,614

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.*	2,485	71,344
Polo Ralph Lauren Corp.	625	35,650
		106,994

Total Consumer Discretionary		1,040,460

Consumer Staples (5.6%)
Beverages (1.0%)
PepsiCo, Inc.	1,575	99,824

Food & Staples Retailing (2.2%)
Walgreen Co.	4,340	203,025
Whole Foods Market, Inc.	360	20,704

		223,729

Household Products (2.4%)
Clorox Co.	610	36,563
Procter & Gamble Co.	3,830	215,246

		251,809

Total Consumer Staples		575,362

Energy (5.4%)
Energy Equipment & Services (4.8%)
Baker Hughes, Inc.	500	39,974
Schlumberger Ltd.	5,300	354,305
Transocean, Inc.*	730	56,378
Weatherford International Ltd.*	880	41,219

		491,876

Oil, Gas & Consumable Fuels (0.6%)
Canadian Natural Resources Ltd.	1,050	55,902

Total Energy		547,778

Financials (17.4%)
Capital Markets (4.1%)
Charles Schwab Corp.	2,200	34,936
Franklin Resources, Inc.	600	54,870
Goldman Sachs Group, Inc.	1,160	177,190
Legg Mason, Inc.	1,160	96,825
Merrill Lynch & Co., Inc.	500	36,410
State Street Corp.	290	17,417

		417,648

Commercial Banks (2.1%)
Commerce Bancorp, Inc./New Jersey	3,600	122,292
U.S. Bancorp	1,150	36,800
Zions Bancorp	590	48,463

		207,555

Consumer Finance (1.5%)
SLM Corp.	3,100	155,930

Diversified Financial Services (2.0%)
Chicago Mercantile Exchange
Holdings, Inc.	95	43,814
Citigroup, Inc.	1,645	79,470
JPMorgan Chase & Co.	1,758	80,200
		203,484
Insurance (5.8%)
Aflac, Inc.	1,290	56,941
American International Group, Inc.	2,750	166,842
Everest Reinsurance Group Ltd.	510	48,251
MetLife, Inc.	860	44,720
Progressive Corp.	11,170	270,202

		586,956

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A*	1,760	41,413

Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp.	4,300	154,069

Total Financials		1,767,055

Health Care (21.5%)
Biotechnology (8.8%)
Amgen, Inc.*	2,190	152,731
Celgene Corp.*	1,650	79,018
Genentech, Inc.*	4,830	390,360
Genzyme Corp.*	1,750	119,490
Gilead Sciences, Inc.*	2,495	153,393

		894,992

Health Care Equipment & Supplies (3.0%)
Alcon, Inc.	810	89,440
Medtronic, Inc.	770	38,900
St. Jude Medical, Inc.*	1,010	37,269
Stryker Corp.	825	37,546
Varian Medical Systems, Inc.*	2,250	101,970
Zimmer Holdings, Inc.*	65	4,111

		309,236

Health Care Providers & Services (4.1%)
Aetna, Inc.	850	26,766
Caremark Rx, Inc.	2,630	138,864
Medco Health Solutions, Inc.*	330	19,579
UnitedHealth Group, Inc.	1,980	94,704
WellPoint, Inc.*	1,790	133,355

		413,268

Health Care Technology (0.0%)
Cerner Corp.*	58	2,348

Pharmaceuticals (5.6%)
Abbott Laboratories	1,650	78,821
Eli Lilly & Co.	620	35,197
Johnson & Johnson.	1,950	121,972
Merck & Co., Inc.	2,585	104,098
Novartis AG (ADR)	1,525	85,736
Schering-Plough Corp.	2,025	41,391
Teva Pharmaceutical Industries Ltd. (ADR)	3,000	99,240

		566,455

Total Health Care		2,186,299

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (7.8%)
Aerospace & Defense (3.1%)
Boeing Co.	2,060	$159,485
United Technologies Corp.	2,555	158,895

		318,380

Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc.	2,155	97,988
FedEx Corp.	400	41,884

		139,872

Commercial Services & Supplies (0.2%)
Corporate Executive Board Co.	220	20,680

Electrical Equipment (0.3%)
Emerson Electric Co.	440	34,725

Industrial Conglomerates (2.2%)
General Electric Co.	6,745	220,494

Machinery (0.6%)
Danaher Corp.	860	56,072

Total Industrials		790,223

Information Technology (29.0%)
Communications Equipment (5.5%)
Cisco Systems, Inc.*	1,850	33,022
Corning, Inc.*	2,525	48,152
Motorola, Inc.	5,260	119,718
QUALCOMM, Inc.	10,120	356,831

		557,723

Computers & Peripherals (6.6%)
Apple Computer, Inc.*	3,985	270,821
Dell, Inc.*	3,900	84,552
Hewlett-Packard Co.	1,600	51,056
Network Appliance, Inc.*	8,200	243,458
SanDisk Corp.*	420	19,597
Sun Microsystems, Inc.*	1,590	6,917

		676,401

Electronic Equipment & Instruments (0.3%)
Amphenol Corp., Class A	640	35,891

Internet Software & Services (8.1%) eBay, Inc.*	9,420	226,739
Google, Inc., Class A*	1,142	441,497
Yahoo!, Inc.*	5,640	153,070

		821,306

IT Services (1.1%)
Cognizant Technology Solutions Corp., Class A*	940	61,560
Infosys Technologies Ltd. (ADR)	840	34,516
Iron Mountain, Inc.*	390	15,990

		112,066

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	4,040	78,336
Broadcom Corp., Class A*	5,280	126,667
Marvell Technology Group Ltd.*	5,150	95,533
Maxim Integrated Products, Inc.	1,100	32,318
NVIDIA Corp.*	1,410	31,203

		364,057

Software (3.8%)
Adobe Systems, Inc.*	2,345	66,856
Autodesk, Inc.*	1,660	56,623
Electronic Arts, Inc.*	1,200	56,532
Microsoft Corp.	3,250	78,097
Salesforce.com, Inc.*	2,700	69,390
SAP AG (Sponsored ADR)	1,330	60,688

		388,186

Total Information Technology		2,955,630

Materials (0.2%)
Chemicals (0.2%)
Monsanto Co.	440	18,916

Total Materials		18,916

Total Common Stocks (97.1%) (Cost $8,549,290)		9,881,723

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.3%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $340,003)	$340,003	340,003

Total Investments (100.4%) (Cost/Amortized Cost $8,889,293)		10,221,726
Other Assets Less Liabilities (-0.4%)		(42,743)

Net Assets (100%)		$10,178,983

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,074,296
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,323,875

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,640,969
Aggregate gross unrealized depreciation	(379,638)

Net unrealized appreciation	$1,261,331

Federal income tax cost of investments	$8,960,395

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

For the nine months ended July 31, 2006, the Fund incurred approximately $11 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,838,936 of which $660,156 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.4%)
Autoliv, Inc.	375	$21,064
BorgWarner, Inc.	150	9,000
Magna International, Inc., Class A	150	11,023

		41,087

Automobiles (0.3%)
DaimlerChrysler AG	225	11,621
Toyota Motor Corp. (ADR)	200	21,044

		32,665

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	430	20,348

Hotels, Restaurants & Leisure (2.0%)
Las Vegas Sands Corp.*	1,600	99,248
McDonald’s Corp.	1,400	49,546
Starbucks Corp.*	2,610	89,419

		238,213

Household Durables (0.3%)
Toll Brothers, Inc.*	1,300	33,241

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	700	18,823
IAC/InterActiveCorp*	2,585	61,290

		80,113

Leisure Equipment & Products (0.1%)
Mattel, Inc.	700	12,628

Media (3.3%)
CBS Corp., Class B	1,262	34,617
Comcast Corp., Class A*	1,650	56,727
Comcast Corp., Special Class A*	3,900	133,692
DIRECTV Group, Inc.*	4,491	76,571
Interpublic Group of Cos., Inc.*	1,300	10,647
Sirius Satellite Radio, Inc.*	2,040	8,568
Time Warner, Inc.	2,600	42,900
Viacom, Inc., Class B*	462	16,101
Walt Disney Co.	200	5,938

		385,761

Multiline Retail (1.2%)
Nordstrom, Inc.	970	33,271
Target Corp.	2,425	111,356

		144,627

Specialty Retail (1.8%)
Abercrombie & Fitch Co.	100	5,296
Foot Locker, Inc.	500	13,585
Gap, Inc.	750	13,012
Home Depot, Inc.	1,685	58,486
Limited Brands, Inc.	1,200	30,192
Office Depot, Inc.*	1,100	39,655
Staples, Inc.	2,222	48,040

		208,266

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	650	19,240
NIKE, Inc., Class B	960	75,840

		95,080

Total Consumer Discretionary		1,292,029

Consumer Staples (6.0%)
Beverages (1.4%)
Coca-Cola Co.	1,200	53,400
PepsiCo, Inc.	1,755	111,232

		164,632

Food & Staples Retailing (1.1%)
Kroger Co.	1,500	34,395
Safeway, Inc.	450	12,636
Sysco Corp.	2,085	57,546
Wal-Mart Stores, Inc.	500	22,250

		126,827

Food Products (0.6%)
Bunge Ltd.	175	9,552
ConAgra Foods, Inc.	1,200	25,800
Kellogg Co.	600	28,902

		64,254

Household Products (2.2%)
Clorox Co.	400	23,976
Colgate-Palmolive Co.	575	34,109
Kimberly-Clark Corp.	500	30,525
Procter & Gamble Co.	2,955	166,071

		254,681

Tobacco (0.7%)
Altria Group, Inc.	1,025	81,969

Total Consumer Staples		692,363

Energy (11.6%)
Energy Equipment & Services (1.1%)
GlobalSantaFe Corp.	600	32,958
Halliburton Co.	1,210	40,366
Noble Corp.	400	28,700
Rowan Cos., Inc.	700	23,709

		125,733

Oil, Gas & Consumable Fuels (10.5%)
Apache Corp.	1,200	84,564
BP plc (ADR)	425	30,821
Canadian Natural Resources Ltd.	1,250	66,468
Chevron Corp.	3,042	200,103
ConocoPhillips	2,125	145,860
EOG Resources, Inc.	1,415	104,922
Exxon Mobil Corp.	4,975	337,006
Marathon Oil Corp.	275	24,926
Occidental Petroleum Corp.	1,295	139,536
Valero Energy Corp.	1,270	85,636

		1,219,842

Total Energy		1,345,575

Financials (17.7%)
Capital Markets (3.7%)
Bank of New York Co., Inc.	1,530	51,423
Charles Schwab Corp.	6,300	100,044
Goldman Sachs Group, Inc.	50	7,637
Merrill Lynch & Co., Inc.	2,195	159,840
Morgan Stanley.	75	4,988
optionsXpress Holdings, Inc.	1,900	49,742
UBS AG	880	47,872
Waddell & Reed Financial, Inc.	475	10,341

		431,887

Commercial Banks (2.4%)
Comerica, Inc.	400	23,420
Huntington Bancshares, Inc./Ohio	600	14,610
KeyCorp	825	30,442
Lloyds TSB Group plc	9,900	99,628
National City Corp.	775	27,900
PNC Financial Services Group, Inc.	125	8,855
U.S. Bancorp	1,100	35,200
Wachovia Corp.	200	10,726
Wells Fargo & Co.	375	27,128

		277,909

Consumer Finance (1.1%)
American Express Co.	2,550	132,753

Diversified Financial Services (3.9%)
Bank of America Corp.	2,000	103,060
Citigroup, Inc.	4,100	198,071

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	1,675	$76,414
NYSE Group, Inc.*	1,200	74,628

		452,173

Insurance (4.1%)
ACE Ltd.	400	20,612
Allstate Corp.	150	8,523
American International Group, Inc.	2,500	151,675
Chubb Corp.	650	32,773
Genworth Financial, Inc.	1,000	34,300
Hartford Financial Services Group, Inc.	275	23,331
MBIA, Inc.	1,242	73,042
MetLife, Inc.	650	33,800
Old Republic International Corp.	325	6,913
Prudential Financial, Inc.	150	11,796
St. Paul Travelers Cos., Inc.	777	35,586
UnumProvident Corp.	1,100	17,853
XL Capital Ltd., Class A	400	25,480

		475,684

Thrifts & Mortgage Finance (2.5%)
Fannie Mae	2,895	138,699
Freddie Mac	1,848	106,925
Washington Mutual, Inc.	875	39,113

		284,737

Total Financials		2,055,143

Health Care (15.7%)
Biotechnology (2.7%)
Amgen, Inc.*	2,055	143,316
Genentech, Inc.*	965	77,991
Gilead Sciences, Inc.*	1,475	90,683

		311,990

Health Care Equipment & Supplies (0.7%)
Alcon, Inc.	360	39,751
Cytyc Corp.*	1,500	36,900
Medtronic, Inc.	75	3,789

		80,440

Health Care Providers & Services (4.3%)
AmerisourceBergen Corp.	400	17,200
Caremark Rx, Inc.	3,155	166,584
Coventry Health Care, Inc.*	2,295	120,947
Tenet Healthcare Corp.*	1,100	6,512
UnitedHealth Group, Inc.	1,345	64,331
WellPoint, Inc.*	1,600	119,200

		494,774

Health Care Technology (0.5%)
Eclipsys Corp.*	3,100	60,512

Life Sciences Tools & Services (0.9%)
Fisher Scientific International, Inc.*	1,470	108,942

Pharmaceuticals (6.6%)
Abbott Laboratories	700	33,439
Eli Lilly & Co.	1,405	79,762
Johnson & Johnson	3,284	205,414
Merck & Co., Inc.	1,375	55,371
Pfizer, Inc.	9,190	238,848
Sanofi-Aventis	800	76,007
Sanofi-Aventis (ADR)	1,390	65,872
Wyeth	150	7,271

		761,984

Total Health Care		1,818,642

Industrials (7.2%)
Aerospace & Defense (0.7%)
Boeing Co.	600	46,452
Northrop Grumman Corp.	500	33,095

		79,547

Air Freight & Logistics (0.5%)
FedEx Corp.	510	53,402
United Parcel Service, Inc., Class B	125	8,614

		62,016

Airlines (0.3%)
JetBlue Airways Corp.*	3,400	36,346

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	400	23,452

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	225	19,386

Industrial Conglomerates (4.1%)
General Electric Co	11,440	373,973
Textron, Inc.	325	29,221
Tyco International Ltd.	2,890	75,400

		478,594

Machinery (0.6%)
Eaton Corp.	500	32,050
Ingersoll-Rand Co., Ltd., Class A	250	8,950
SPX Corp.	500	27,325

		68,325

Road & Rail (0.6%)
CSX Corp.	650	39,442
Norfolk Southern Corp.	700	30,394

		69,836

Total Industrials		837,502

Information Technology (19.0%)
Communications Equipment (4.6%)
ADC Telecommunications, Inc.*	978	11,961
Cisco Systems, Inc.*	3,400	60,690
Corning, Inc.*	2,925	55,780
Motorola, Inc.	5,275	120,059
Nokia Oyj (ADR)	1,300	25,805
QUALCOMM, Inc.	3,025	106,661
Research In Motion Ltd.*	2,270	148,980
Tellabs, Inc.*	1,000	9,400

		539,336

Computers & Peripherals (3.8%)
Apple Computer, Inc.*	1,970	133,881
Dell, Inc.*	2,800	60,704
EMC Corp.*	6,920	70,238
Hewlett-Packard Co.	1,700	54,247
International Business Machines Corp.	850	65,798
SanDisk Corp.*	1,180	55,059

		439,927

Electronic Equipment & Instruments (0.4%)
Arrow Electronics, Inc.*	300	8,478
Flextronics International Ltd.*	900	10,206
Sanmina-SCI Corp.*	3,200	11,072
Solectron Corp.*	4,400	13,288
Tech Data Corp.*	250	9,295

		52,339

Internet Software & Services (2.3%)
Google, Inc., Class A*	358	138,403
Yahoo!, Inc.*	4,555	123,623

		262,026

IT Services (1.2%)
BearingPoint, Inc.*	11,960	95,680
Ceridian Corp.*	250	6,003
Electronic Data Systems Corp.	1,350	32,265

		133,948

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	2,600	50,414

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Agere Systems, Inc.*	1,110	$16,161
Intel Corp.	5,187	93,366
Samsung Electronics Co., Ltd. (GDR)§	348	110,696
Texas Instruments, Inc.	2,615	77,875

		348,512

Software (3.7%)
Adobe Systems, Inc.*	1,860	53,029
Microsoft Corp.	9,300	223,479
Oracle Corp.*	8,100	121,257
SAP AG (Sponsored ADR)	805	36,732

		434,497

Total Information Technology		2,210,585

Materials (2.3%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	1,400	89,502
Lubrizol Corp.	500	21,385

		110,887

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	675	11,246
Owens-Illinois, Inc.*	1,050	15,886
Smurfit-Stone Container Corp.*	1,000	10,120

		37,252

Metals & Mining (1.0%)
Southern Copper Corp.	1,200	115,800

Total Materials		263,939

Telecommunication Services (5.5%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	300	8,997
BellSouth Corp.	1,500	58,755
Chunghwa Telecom Co., Ltd. (ADR)	3,900	72,423
Embarq Corp.*	110	4,977
Level 3 Communications, Inc.*	17,900	69,989
Verizon Communications, Inc.	1,650	55,803

		270,944

Wireless Telecommunication Services (3.2%)
American Tower Corp., Class A*	4,000	135,200
Crown Castle International Corp.*	900	31,707
Leap Wireless International, Inc.*	720	32,184
NII Holdings, Inc.*	2,365	124,825
Sprint Nextel Corp.	2,200	43,560

		367,476

Total Telecommunication Services		638,420

Utilities (0.9%)
Independent Power Producers & Energy Traders (0.7%)
Constellation Energy Group, Inc.	500	28,955
TXU Corp.	890	57,165

		86,120

Multi-Utilities (0.2%)
Dominion Resources, Inc.	225	17,658

Total Utilities		103,778

Total Common Stocks (97.0%) (Cost $10,234,575)		11,257,976

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.7%)
Federal Home Loan Bank 5.05%, 8/1/06 (o)(p)	$200,000	199,972

Time Deposit (0.6%)
JPMorgan Chase Nassau 4.76%, 8/1/06	72,739	72,739

Total Short-Term Investments (2.3%) (Cost/Amortized Cost $272,739)		272,711

Total Investments (99.3%) (Cost/Amortized Cost $10,507,314)		11,530,687
Other Assets Less Liabilities (0.7%)		78,282

Net Assets (100%)		$11,608,969

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2006, the market value of these securities amounted to $110,696 or 0.95% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(o)	Discount Note Security. Effective rate calculated as of July 31, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,715,018
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,343,044

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,492,923
Aggregate gross unrealized depreciation	(558,541)

Net unrealized appreciation	$934,382

Federal income tax cost of investments	$10,596,305

For the nine months ended July 31, 2006, the Fund incurred approximately $123 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Auto Components (0.1%)
Johnson Controls, Inc.	670	$51,429

Hotels, Restaurants & Leisure (2.5%)
Hilton Hotels Corp.	7,950	190,244
McDonald’s Corp.	28,150	996,228

		1,186,472

Household Durables (0.9%)
Fortune Brands, Inc.	3,500	253,820
Pulte Homes, Inc.	3,500	99,750
Toll Brothers, Inc.*	2,900	74,153

		427,723

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,810	52,547

Media (2.7%)
Comcast Corp., Special Class A*	4,600	157,688
News Corp., Class A	17,800	342,472
Time Warner, Inc.	26,700	440,550
Viacom, Inc., Class B*	8,459	294,796
Walt Disney Co.	1,995	59,232

		1,294,738

Multiline Retail (0.1%)
Federated Department Stores, Inc.	1,850	64,954

Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.*	1,400	46,872
Gap, Inc.	10,540	182,869
Home Depot, Inc.	14,120	490,105
Lowe’s Cos., Inc.	3,700	104,895
Sherwin-Williams Co.	1,360	68,816

		893,557

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	2,090	165,110

Total Consumer Discretionary		4,136,530

Consumer Staples (7.8%)
Beverages (0.5%)
Diageo plc.	9,679	170,050
PepsiCo, Inc.	1,292	81,887

		251,937

Food & Staples Retailing (1.6%)
Wal-Mart Stores, Inc.	16,800	747,600

Food Products (0.9%)
Archer-Daniels-Midland Co.	737	32,428
Kellogg Co.	4,463	214,983
Nestle S.A. (Registered)	305	99,883
Sara Lee Corp.	3,820	64,558

		411,852

Household Products (0.6%)
Procter & Gamble Co.	5,500	309,100

Tobacco (4.2%)
Altria Group, Inc.	23,750	1,899,287
Loews Corp.- Carolina Group	1,500	86,070

		1,985,357

Total Consumer Staples		3,705,846

Energy (12.3%)
Energy Equipment & Services (1.9%)
BJ Services Co.	1,500	54,405
GlobalSantaFe Corp.	1,400	76,902
Halliburton Co.	16,150	538,764
Nabors Industries Ltd.*	5,700	201,324
Noble Corp.	443	31,785

		903,180

Oil, Gas & Consumable Fuels (10.4%)
Apache Corp.	1,840	129,665
BP plc (ADR)	5,030	364,776
Chevron Corp.	4,606	302,983
ConocoPhillips	8,940	613,642
Devon Energy Corp.	1,925	124,432
EOG Resources, Inc.	1,595	118,269
Exxon Mobil Corp.	25,721	1,742,340
Hess Corp.	3,200	169,280
Marathon Oil Corp.	6,716	608,738
Noble Energy, Inc.	7,596	384,433
Total S.A. (Sponsored ADR)	5,720	390,276

		4,948,834

Total Energy		5,852,014

Financials (27.7%)
Capital Markets (4.0%)
Bank of New York Co., Inc.	4,600	154,606
Franklin Resources, Inc.	785	71,788
Goldman Sachs Group, Inc.	4,711	719,605
Lehman Brothers Holdings, Inc.	1,770	114,962
Mellon Financial Corp.	3,644	127,540
Merrill Lynch & Co., Inc.	4,675	340,434
Northern Trust Corp.	3,000	171,300
UBS AG (Registered)	3,737	203,185

		1,903,420

Commercial Banks (1.5%)
PNC Financial Services Group, Inc.	3,180	225,271
SunTrust Banks, Inc.	4,357	343,637
Wachovia Corp.	2,600	139,438

		708,346

Consumer Finance (0.3%)
American Express Co.	2,842	147,954

Diversified Financial Services (11.2%)
Bank of America Corp.	41,393	2,132,981
Citigroup, Inc.	38,060	1,838,679
JPMorgan Chase & Co.	29,612	1,350,899

		5,322,559

Insurance (9.0%)
ACE Ltd.	4,350	224,156
Allstate Corp.	8,937	507,800
American International Group, Inc.	23,000	1,395,410
Aon Corp.	19,700	674,331
Axis Capital Holdings Ltd.	4,350	128,586
Chubb Corp.	1,988	100,235
Genworth Financial, Inc.	4,340	148,862
Hartford Financial Services Group, Inc.	1,813	153,815
MetLife, Inc.	9,374	487,448
St. Paul Travelers Cos., Inc.	10,519	481,770

		4,302,413

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	15,381	736,904
Freddie Mac	1,235	71,457

		808,361

Total Financials		13,193,053

Health Care (9.9%)
Biotechnology (0.1%)
Medimmune, Inc.*	600	15,228

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	19,228	807,576

Health Care Providers & Services (1.6%)
CIGNA Corp.	670	61,137

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	600	$28,698
WellPoint, Inc.*	8,990	669,755

		759,590

Pharmaceuticals (6.5%)
Abbott Laboratories	12,106	578,304
Eli Lilly & Co.	6,286	356,856
Johnson & Johnson	7,148	447,108
Merck & Co., Inc.	10,101	406,767
Novartis AG (ADR)	14,700	826,434
Pfizer, Inc.	7,500	194,925
Wyeth	5,975	289,608

		3,100,002

Total Health Care		4,682,396

Industrials (12.3%)
Aerospace & Defense (4.3%)
Honeywell International, Inc.	13,500	522,450
Lockheed Martin Corp.	6,594	525,410
Northrop Grumman Corp.	5,589	369,936
United Technologies Corp.	9,950	618,790

		2,036,586

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	4,860	334,903

Building Products (0.6%)
Masco Corp.	11,030	294,832

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	1,285	110,716
Emerson Electric Co.	2,200	173,624

		284,340
Industrial Conglomerates (2.3%)
General Electric Co.	32,650	1,067,329
Tyco International Ltd.	1,405	36,656

		1,103,985

Machinery (1.4%)
Caterpillar, Inc.	4,550	322,458
Deere & Co.	4,326	313,938
Illinois Tool Works, Inc.	670	30,639

		667,035

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	2,769	190,812
Con-way, Inc.	270	13,360
CSX Corp.	5,750	348,910
Norfolk Southern Corp.	10,070	437,239
Union Pacific Corp.	600	51,000

		1,041,321

Trading Companies & Distributors (0.2%)
Finning International, Inc.	506	17,106
W.W. Grainger, Inc.	1,300	80,717

		97,823

Total Industrials		5,860,825

Information Technology (7.3%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	11,890	212,236
Juniper Networks, Inc.*	1,050	14,123
Motorola, Inc.	26,600	605,416
QUALCOMM, Inc.	4,900	172,774

		1,004,549

Computers & Peripherals (2.1%)
Dell, Inc.*	3,120	67,642
EMC Corp.*	3,950	40,092
Hewlett-Packard Co.	15,050	480,245
International Business Machines Corp.	3,900	301,899
Sun Microsystems, Inc.*	25,900	112,665

		1,002,543

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	4,600	130,824

IT Services (0.5%)
Accenture Ltd., Class A	6,380	186,679
Fiserv, Inc.*	800	34,928

		221,607

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.*	2,000	38,780
Analog Devices, Inc.	1,625	52,536
Applied Materials, Inc.	14,100	221,934
Intel Corp.	5,270	94,860

		408,110

Software (1.5%)
BEA Systems, Inc.*	1,050	12,327
Microsoft Corp.	21,000	504,630
Oracle Corp.*	10,720	160,479
Symantec Corp.*	2,120	36,824

		714,260

Total Information Technology		3,481,893

Materials (4.0%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	7,332	468,735
Dow Chemical Co.	3,100	107,198
E.I. duPont de Nemours & Co.	6,546	259,614
Nalco Holding Co.*	1,975	33,279
PPG Industries, Inc.	3,126	192,374
Praxair, Inc.	1,758	96,408
Syngenta AG (Registered)*	1,168	167,799

		1,325,407

Containers & Packaging (0.0%)
Smurfit-Stone Container Corp.*	2,681	27,132

Metals & Mining (1.0%)
Alcoa, Inc.	1,350	40,433
United States Steel Corp.	6,650	419,415

		459,848

Paper & Forest Products (0.2%)
Bowater, Inc.	382	7,747
International Paper Co.	2,628	90,219

		97,966

Total Materials		1,910,353

Telecommunication Services (3.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	8,200	245,918
BellSouth Corp.	2,800	109,676
Embarq Corp.*	1,581	71,540
Verizon Communications, Inc.	7,051	238,465

		665,599

Wireless Telecommunication Services (2.0%)
Sprint Nextel Corp.	38,200	756,360
Vodafone Group plc*	77,641	168,515
Vodafone Group plc (Registered)*†	88,732	24,850

		949,725

Total Telecommunication Services		1,615,324

Utilities (5.0%)
Electric Utilities (2.3%)
Entergy Corp.	9,945	766,760
Exelon Corp.	1,009	58,421
FPL Group, Inc.	5,110	220,445
PPL Corp.	1,882	64,026

		1,109,652

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.2%)
TXU Corp.	1,550	$99,557

Multi-Utilities (2.5%)
Dominion Resources, Inc.	13,750	1,079,100
Public Service Enterprise Group, Inc.	1,345	90,693

		1,169,793

Total Utilities		2,379,002

Total Common Stocks (98.4%) (Cost $43,622,301)		46,817,236

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Cargill, Inc. 5.26%, 8/1/06(b)(m)(p)	$305,000	304,955

Time Deposit (1.5%)
JPMorgan Chase Nassau 4.76%, 8/1/06	705,712	705,712

Total Short-Term Investments (2.1%) (Cost/Amortized Cost $1,010,712)		1,010,667

Total Investments (100.5%) (Cost/Amortized Cost $44,633,013)		47,827,903
Other Assets Less Liabilities (-0.5%)		(245,653)

Net Assets (100%)		$47,582,250

*	Non-income producing.

†	Securities (totaling $24,850 or 0.05% of net assets) valued at fair value.

(b)	Illiquid security.

(m)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$29,206,283
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$23,686,824

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,193,191
Aggregate gross unrealized depreciation	(1,159,205)

Net unrealized appreciation	$3,033,986

Federal income tax cost of investments	$44,793,917

For the nine months ended July 31, 2006, the Fund incurred approximately $1,117 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.9%)
Drew Industries, Inc.*	1,000	$23,330
LKQ Corp.*	3,400	76,160
Tenneco, Inc.*	1,600	37,168

		136,658

Diversified Consumer Services (1.5%)
ITT Educational Services, Inc.*	575	38,766
Jackson Hewitt Tax Service, Inc.	900	30,717
Laureate Education, Inc.*	600	27,390
Lincoln Educational Services Corp.*	400	7,216
Strayer Education, Inc.	1,200	130,020

		234,109

Hotels, Restaurants & Leisure (5.3%)
BJ’s Restaurants, Inc.*	1,200	22,956
Four Seasons Hotels, Inc.	600	33,006
Gaylord Entertainment Co.*	1,600	61,152
Hilton Hotels Corp.	200	4,786
International Game Technology	3,600	139,176
Marriott International, Inc., Class A	3,400	119,612
Orient-Express Hotels Ltd.	4,600	167,670
Panera Bread Co., Class A*	400	20,924
Penn National Gaming, Inc.*	800	26,456
Scientific Games Corp., Class A*	4,675	158,810
Station Casinos, Inc.	700	38,402

		792,950

Household Durables (0.1%)
Harman International Industries, Inc.	200	16,040

Internet & Catalog Retail (0.9%)
Coldwater Creek, Inc.*	2,900	57,797
VistaPrint Ltd.*	3,500	77,420

		135,217

Leisure Equipment & Products (0.3%)
MarineMax, Inc.*	2,100	44,205

Media (0.5%)
Getty Images, Inc.*	1,400	65,310
XM Satellite Radio Holdings, Inc., Class A*	900	10,440

		75,750

Multiline Retail (0.0%)
Dollar General Corp.	400	5,368

Specialty Retail (3.7%)
Advance Auto Parts, Inc.	200	6,054
Chico’s FAS, Inc.*	3,950	89,467
Christopher & Banks Corp.	1,400	39,466
Cost Plus, Inc.*	1,600	21,584
Dick’s Sporting Goods, Inc.*	2,500	91,025
GameStop Corp., Class A*.	3,275	136,273
Hibbett Sporting Goods, Inc.*	900	17,784
HOT Topic, Inc.*	2,000	29,420
J. Crew Group, Inc.*	1,100	29,326
Select Comfort Corp.*	800	16,120
Tractor Supply Co.*	800	36,592
Urban Outfitters, Inc.*	2,825	41,217

		554,328

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	2,900	63,249
Under Armour, Inc., Class A*	1,000	40,150

		103,399

Total Consumer Discretionary		2,098,024

Consumer Staples (1.3%)
Food Products (0.3%)
Bunge Ltd.	200	10,916
Hain Celestial Group, Inc.*	2,000	43,200

		54,116

Personal Products (1.0%)
Herbalife Ltd.*	4,175	149,131

Total Consumer Staples		203,247

Energy (10.9%)
Energy Equipment & Services (5.9%)
Cameron International Corp.*	1,500	75,615
CARBO Ceramics, Inc.	800	31,112
Complete Production Services, Inc.*	1,400	28,840
Diamond Offshore Drilling, Inc.	1,150	90,769
FMC Technologies, Inc.*	700	44,114
Global Industries Ltd.*	3,100	51,708
Grant Prideco, Inc.*	4,725	215,035
Helix Energy Solutions Group, Inc.*	2,400	93,576
National Oilwell Varco, Inc.*	1,800	120,672
Oil States International, Inc.*	700	22,512
Rowan Cos., Inc.	200	6,774
Seitel, Inc.*	2,100	8,379
Superior Energy Services, Inc.*	2,700	92,475

		881,581

Oil, Gas & Consumable Fuels (5.0%)
Alpha Natural Resources, Inc.*	1,100	17,787
Aventine Renewable Energy Holdings, Inc.*	200	5,920
Bill Barrett Corp.*	2,900	89,668
Denbury Resources, Inc.*	3,525	122,212
EXCO Resources, Inc.*	1,800	23,256
Mariner Energy, Inc.*	1,700	30,617
Murphy Oil Corp.	200	10,292
Newfield Exploration Co.*	1,900	88,122
Noble Energy, Inc.	400	20,244
Peabody Energy Corp.	2,050	102,295
Range Resources Corp.	400	11,244
Southwestern Energy Co.*	3,050	104,920
Ultra Petroleum Corp.*	1,425	83,448
Western Refining, Inc.	2,000	45,980

		756,005

Total Energy		1,637,586

Financials (10.6%)
Capital Markets (3.5%)
Affiliated Managers Group, Inc.*	800	73,240
Ares Capital Corp.	1,367	22,296
E*Trade Financial Corp.*	400	9,324
Federated Investors, Inc., Class B	300	9,303
GFI Group, Inc.*	1,900	108,984
Lazard Ltd., Class A	2,100	82,005
Legg Mason, Inc.	1,000	83,470
Nuveen Investments, Inc., Class A	200	9,498
optionsXpress Holdings, Inc.	2,800	73,304
TD Ameritrade Holding Corp.	3,225	52,826

		524,250

Commercial Banks (1.7%)
Capitol Bancorp Ltd.	200	7,980
Cullen/Frost Bankers, Inc.	100	5,872
East West Bancorp, Inc.	500	20,175
First Republic Bank/California	1,200	51,036
First State Bancorp/New Mexico	690	16,829
Hancock Holding Co.	400	20,640
Signature Bank/New York*	400	12,852
UCBH Holdings, Inc.	1,800	30,024
UMB Financial Corp.	400	13,748
Western Alliance Bancorp*	1,000	37,860

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Whitney Holding Corp.	1,100	$39,699

		256,715

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	1,300	17,316

Diversified Financial Services (1.0%)
CBOT Holdings, Inc., Class A*	650	81,445
Financial Federal Corp.	900	24,183
Primus Guaranty Ltd.*	3,400	40,120

		145,748

Insurance (1.5%)
Ambac Financial Group, Inc.	2,000	166,220
Aspen Insurance Holdings Ltd.	100	2,360
Brown & Brown, Inc.	200	6,278
Max Reinsurance Capital Ltd.	900	20,250
National Financial Partners Corp.	700	31,528

		226,636

Real Estate Investment Trusts (REITs) (1.2%)
CapitalSource, Inc. (REIT)	2,117	49,940
FelCor Lodging Trust, Inc. (REIT)	2,200	48,400
Innkeepers USA Trust (REIT)	2,400	40,488
LaSalle Hotel Properties (REIT)	1,100	45,441

		184,269

Real Estate Management & Development (1.1%)
CB Richard Ellis Group, Inc., Class A*	6,900	162,357
Jones Lang LaSalle, Inc.	100	8,170

		170,527

Thrifts & Mortgage Finance (0.5%)
Clayton Holdings, Inc.*	3,660	47,763
Doral Financial Corp.	1,300	6,656
Franklin Bank Corp./Texas*	1,200	23,292

		77,711

Total Financials		1,603,172

Health Care (16.7%)
Biotechnology (4.3%)
Angiotech Pharmaceuticals, Inc.*	2,100	25,200
Biogen Idec, Inc.*	1,750	73,710
BioMarin Pharmaceuticals, Inc.*	1,200	17,532
Celgene Corp.*	2,175	104,161
Coley Pharmaceutical Group, Inc.*	1,900	20,672
Cubist Pharmaceuticals, Inc.*	1,800	41,256
Digene Corp.*	1,000	42,210
Keryx Biopharmaceuticals, Inc.*	1,300	14,950
Myogen, Inc.*	1,000	30,860
Myriad Genetics, Inc.*	1,800	44,316
Panacos Pharmaceuticals, Inc.*	1,000	4,800
PDL BioPharma, Inc.*	5,025	90,500
Senomyx, Inc.*	3,600	50,436
Telik, Inc.*	2,400	40,704
Trimeris, Inc.*	2,300	21,850
Vanda Pharmaceuticals, Inc.*	1,100	9,966
Zymogenetics, Inc.*	600	11,322

		644,445

Health Care Equipment & Supplies (4.9%)
American Medical Systems
Holdings, Inc.*	2,200	40,150
ArthroCare Corp.*	1,800	79,272
Biomet, Inc.	200	6,588
C.R. Bard, Inc.	1,075	76,293
Cynosure, Inc., Class A*	200	2,570
Cytyc Corp.*	3,450	84,870
DexCom, Inc.*	3,000	35,670
Gen-Probe, Inc.*	2,075	107,796
Greatbatch, Inc.*	500	12,255
Kyphon, Inc.*	1,631	55,552
Meridian Bioscience, Inc.	2,500	52,500
OraSure Technologies, Inc.*	700	6,538
Resmed, Inc.*	3,675	170,556
Stereotaxis, Inc.*	200	1,710
Varian Medical Systems, Inc.*	200	9,064

		741,384

Health Care Providers & Services (4.0%)
Community Health Systems, Inc.*	200	7,252
Coventry Health Care, Inc.*	150	7,905
Express Scripts, Inc.*	100	7,703
Henry Schein, Inc.*	1,675	79,412
LCA-Vision, Inc	200	8,630
Omnicare, Inc	100	4,526
Psychiatric Solutions, Inc.*	5,525	173,982
RehabCare Group, Inc.*	1,200	22,464
United Surgical Partners International, Inc.*	1,800	44,460
VCA Antech, Inc.*	5,225	182,718
WellCare Health Plans, Inc.*	1,092	53,574

		592,626

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	1,500	28,590
TriZetto Group, Inc.*	1,600	21,696

		50,286

Life Sciences Tools & Services (2.3%)
Covance, Inc.*	2,275	145,054
Fisher Scientific International, Inc.*	100	7,411
Invitrogen Corp.*	100	6,179
Molecular Devices Corp.*	800	18,472
Nektar Therapeutics*	1,200	19,560
Parexel International Corp.*	1,600	47,472
Pharmaceutical Product Development, Inc.	400	15,392
Varian, Inc.*	800	35,984
Ventana Medical Systems, Inc.*	900	41,949
Waters Corp.*	100	4,068

		341,541

Pharmaceuticals (0.9%)
Adams Respiratory Therapeutics, Inc.*	1,000	44,720
Endo Pharmaceuticals Holdings, Inc.*	400	12,428
Impax Laboratories, Inc.*	2,100	10,185
Medicines Co.*	2,200	46,090
Penwest Pharmaceuticals Co.*	1,100	22,880
Sepracor, Inc.*	100	4,940

		141,243

Total Health Care		2,511,525

Industrials (14.8%)
Aerospace & Defense (2.1%)
Argon ST, Inc.*	1,800	44,622
Empresa Brasileira de Aeronautica S.A. (ADR)	200	6,906
Essex Corp.*	1,200	18,432
Hexcel Corp.*	5,200	74,724
K&F Industries Holdings, Inc.*	800	12,816
Precision Castparts Corp.	2,425	144,651
Rockwell Collins, Inc.	200	10,674

		312,825

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	200	9,094
Forward Air Corp.	1,400	44,926
UTI Worldwide, Inc.	6,025	140,383

		194,403

Airlines (0.5%)
JetBlue Airways Corp.*	3,000	32,070

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Airways Holdings, Inc.*	2,400	$39,888

		71,958

Building Products (0.4%)
Goodman Global, Inc.*	800	9,840
PGT, Inc.*	3,600	56,700

		66,540

Commercial Services & Supplies (5.2%)
Administaff, Inc.	2,200	69,542
American Reprographics Co.*	2,300	73,554
CDI Corp.	700	13,685
Corporate Executive Board Co.	900	84,600
Global Cash Access Holdings, Inc.*	6,100	91,378
Herman Miller, Inc.	300	8,523
LECG Corp.*	1,500	27,630
Monster Worldwide, Inc.*	2,600	104,000
Resources Connection, Inc.*	3,300	78,111
Robert Half International, Inc.	300	9,708
Stericycle, Inc.*	3,235	217,327

		778,058

Construction & Engineering (1.1%)
Fluor Corp.	1,175	103,200
Granite Construction, Inc.	1,400	60,886

		164,086

Electrical Equipment (0.4%)
Ametek, Inc.	1,500	63,630

Machinery (2.1%)
Actuant Corp., Class A	100	4,401
Flowserve Corp.*	700	36,260
IDEX Corp.	1,550	67,348
Joy Global, Inc.	2,300	86,296
Kennametal, Inc.	200	10,650
Lincoln Electric Holdings, Inc.	800	45,904
Manitowoc Co., Inc.	1,100	43,186
Oshkosh Truck Corp.	100	4,288
Terex Corp.*	400	17,936

		316,269

Marine (0.1%)
American Commercial Lines, Inc.*	200	10,990

Road & Rail (0.5%)
JB Hunt Transport Services, Inc.	700	14,399
Knight Transportation, Inc.	3,375	57,915

		72,314

Trading Companies & Distributors (1.1%)
Beacon Roofing Supply, Inc.*	1,300	23,777
Fastenal Co.	2,075	73,808
MSC Industrial Direct Co.	1,700	70,091
WESCO International, Inc.*	100	5,825

		173,501

Total Industrials		2,224,574

Information Technology (22.0%)
Communications Equipment (2.5%)
Arris Group, Inc.*	4,200	44,898
Ciena Corp.*	13,900	50,457
Comverse Technology, Inc.*	5,550	107,559
F5 Networks, Inc.*	600	27,804
Harris Corp.	400	18,220
Ixia*	3,000	27,810
Redback Networks, Inc.*	3,400	52,564
ViaSat, Inc.*	1,700	41,990

		371,302

Computers & Peripherals (1.1%)
Electronics for Imaging, Inc.*	4,000	80,720
Network Appliance, Inc.*	2,725	80,905

		161,625

Electronic Equipment & Instruments (2.4%)
Amphenol Corp., Class A	1,950	109,356
Flir Systems, Inc.*	2,600	62,426
Jabil Circuit, Inc.	700	16,170
National Instruments Corp.	1,300	36,075
Tektronix, Inc.	2,600	70,902
Trimble Navigation Ltd.*	1,500	72,045

		366,974

Internet Software & Services (1.4%)
aQuantive, Inc.*	4,800	98,400
Ariba, Inc.*	3,500	27,300
Entrust, Inc.*	7,400	21,090
Marchex, Inc., Class B*	1,900	24,225
ValueClick, Inc.*	2,100	30,261
VeriSign, Inc.*	300	5,379

		206,655

IT Services (3.7%)
Alliance Data Systems Corp.*	1,940	99,561
BearingPoint, Inc.*	4,500	36,000
Cognizant Technology Solutions Corp., Class A*	1,325	86,774
Euronet Worldwide, Inc.*	700	17,787
Global Payments, Inc.	800	34,032
Heartland Payment Systems, Inc.*	1,000	26,050
Iron Mountain, Inc.*	1,400	57,400
Paychex, Inc.	2,050	70,069
RightNow Technologies, Inc.*	2,000	24,260
Sapient Corp.*	6,800	32,640
VeriFone Holdings, Inc.*	2,800	79,100

		563,673

Semiconductors & Semiconductor Equipment (7.1%)
Actel Corp.*	600	8,136
Altera Corp.*	400	6,924
Atheros Communications, Inc.*	1,300	21,476
Exar Corp.*	3,500	45,325
Formfactor, Inc.*	2,000	85,740
Integrated Device Technology, Inc.*	7,875	121,827
Intersil Corp., Class A	4,500	105,795
Lam Research Corp.*	600	24,954
Microchip Technology, Inc.	400	12,904
Microsemi Corp.*	4,600	116,380
Microtune, Inc.*	2,900	16,849
NVIDIA Corp.*	4,125	91,286
PMC-Sierra, Inc.*	9,300	47,523
Power Integrations, Inc.*	2,200	34,980
Semtech Corp.*	2,700	34,830
Silicon Laboratories, Inc.*	4,000	147,680
Sirf Technology Holdings, Inc.*	1,400	26,740
Trident Microsystems, Inc.*	1,300	22,386
Varian Semiconductor Equipment Associates, Inc.*	2,850	90,345

		1,062,080

Software (3.8%)
Activision, Inc.*	9,338	111,589
Amdocs Ltd.*	3,600	130,608
Blackbaud, Inc.	400	8,344
Cognos, Inc.*	1,700	53,125
Filenet Corp.*	700	22,274
Hyperion Solutions Corp.*	250	7,790
Micros Systems, Inc.*	700	28,000
Nuance Communications, Inc.*	5,700	52,782
Quest Software, Inc.*	7,600	103,892
Salesforce.com, Inc.*	200	5,140
THQ, Inc.*	1,050	23,825

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Witness Systems, Inc.*	1,500	$23,895

		571,264

Total Information Technology		3,303,573

Materials (2.3%)
Chemicals (0.6%)
Ashland, Inc.	100	6,651
Cabot Corp.	700	23,289
FMC Corp.	500	30,845
Minerals Technologies, Inc.	500	25,310

		86,095

Construction Materials (0.9%)
Headwaters, Inc.*	1,400	32,396
Martin Marietta Materials, Inc.	1,250	100,650

		133,046

Metals & Mining (0.8%)
Allegheny Technologies, Inc.	960	61,334
RTI International Metals, Inc.*	1,400	64,512

		125,846

Total Materials		344,987

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.4%)
NeuStar, Inc., Class A*	3,300	101,838
Time Warner Telecom, Inc., Class A*	6,675	111,806

		213,644

Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	4,925	166,465
Crown Castle International Corp.*	200	7,046
NII Holdings, Inc.*	2,175	114,797
SBA Communications Corp., Class A*	1,400	33,432

		321,740

Total Telecommunication Services		535,384

Total Common Stocks (96.1%) (Cost $13,563,703)		14,462,072

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.2%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $476,449)	$476,449	476,449

Total Investments (99.3%) (Cost/Amortized Cost $14,040,152)		14,938,521
Other Assets Less Liabilities (0.7%)		101,615

Net Assets (100%)		$15,040,136

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,751,061
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,811,317

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,865,597
Aggregate gross unrealized depreciation	(1,032,583)

Net unrealized appreciation	$833,014

Federal income tax cost of investments	$14,105,507

For the nine months ended July 31, 2006, the Fund incurred $33 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker dealer.

The Portfolio has a net capital loss carryforward of $491,278 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (1.5%)
Aftermarket Technology Corp.*	10	$219
American Axle & Manufacturing Holdings, Inc.	2,700	44,226
Autoliv, Inc.	1,230	69,089
BorgWarner, Inc.	1,200	72,000
Compagnie Generale des Etablissements Michelin, Class B (Registered)	770	46,734
Featherlite, Inc.*	100	634
TRW Automotive Holdings Corp.*	1,860	48,174

		281,076

Automobiles (0.1%)
Monaco Coach Corp	800	8,520

Distributors (0.0%)
Coast Distribution System	100	800
Keystone Automotive Industries, Inc.*	100	4,265
Source Interlink Cos., Inc.*	107	1,231

		6,296

Diversified Consumer Services (1.1%)
CPI Corp.	60	1,926
H&R Block, Inc.	1,850	42,087
Jackson Hewitt Tax Service, Inc.	600	20,478
Nobel Learning Communities, Inc.*	300	3,003
Regis Corp	3,600	121,248
Service Corp. International	100	751
Stewart Enterprises, Inc., Class A	200	1,070
Vertrue, Inc.*	100	4,246

		194,809

Hotels, Restaurants & Leisure (1.5%)
Bob Evans Farms, Inc	500	13,770
Brinker International, Inc.	200	6,480
CBRL Group, Inc.	393	12,839
Cheesecake Factory, Inc.*	5,050	115,393
Choice Hotels International, Inc	400	17,048
Frisch’s Restaurants, Inc.	200	4,670
IHOP Corp.	100	4,546
ILX Resorts, Inc.	200	1,864
Interstate Hotels & Resorts, Inc.*	700	6,958
Isle of Capri Casinos, Inc.*	50	1,182
J Alexander’s Corp.	200	1,724
Lodgian, Inc.*	800	9,608
Marcus Corp.	100	1,974
Nathan’s Famous, Inc.*	200	2,640
Ruby Tuesday, Inc	2,600	57,096
Ryan’s Restaurant Group, Inc.*	300	4,728
Speedway Motorsports, Inc.	300	10,836
Trump Entertainment Resorts, Inc.*	380	6,927

		280,283

Household Durables (2.0%)
American Biltrite, Inc.*	10	100
Avatar Holdings, Inc.*	50	2,808
Basset Furniture Industries, Inc.	400	7,212
Black & Decker Corp	800	56,408
Cavalier Homes, Inc.*	500	2,315
Cobra Electronics Corp.	300	2,505
Ethan Allen Interiors, Inc.	900	33,588
Hooker Furniture Corp.	311	4,805
La-Z-Boy, Inc.	1,200	15,300
Leggett & Platt, Inc.	2,650	60,473
Mestek, Inc.*	200	3,046
National Presto Industries, Inc.	100	5,404
Newell Rubbermaid, Inc.	2,400	63,264
Skyline Corp	100	3,781
Stanley Works	2,350	106,619
Tarragon Corp.	133	1,728

		369,356

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	600	3,432
Blair Corp	200	4,884
GSI Commerce, Inc.*	600	7,704
Nutri/System, Inc.*	100	5,292
Stamps.com, Inc.*	74	1,509
Systemax, Inc.*	200	1,606

		24,427

Leisure Equipment & Products (0.2%)
Aldila, Inc.	200	3,082
Callaway Golf Co.	2,010	25,427
Cybex International, Inc.*	400	2,204
JAKKS Pacific, Inc.*	400	6,596

		37,309

Media (3.0%)
Cinram International Income Fund	6,300	143,530
Discovery Holding Co., Class A*	3,220	42,890
Dow Jones & Co., Inc.	2,250	78,840
Entercom Communications Corp.	3,150	79,853
Media General, Inc., Class A	100	3,643
Playboy Enterprises, Inc., Class B*	500	4,880
R.H. Donnelley Corp.	3,017	157,518
RCN Corp.*	835	20,040
Regent Communications, Inc.*	600	2,424
Westwood One, Inc.	1,771	11,795

		545,413

Multiline Retail (1.2%)
Big Lots, Inc.*	2,820	45,571
Dillards, Inc., Class A	1,500	45,045
Federated Department Stores, Inc.	3,766	132,224
Gottschalks, Inc.*	300	2,469
Retail Ventures, Inc.*	90	1,554

		226,863

Specialty Retail (2.7%)
AnnTaylor Stores Corp.*.	1,700	69,802
Asbury Automotive Group, Inc.*	400	8,028
Barnes & Noble, Inc.	200	6,704
Books-A-Million, Inc.	100	1,523
Cato Corp., Class A	230	5,594
Charming Shoppes, Inc.*	2,920	30,105
Foot Locker, Inc	4,900	133,133
Gap, Inc.	7,650	132,727
Group 1 Automotive, Inc.	10	613
Gymboree Corp.*	287	9,620
Hastings Entertainment, Inc.*	300	2,277
Haverty Furniture Cos., Inc.	200	3,082
Lithia Motors, Inc., Class A	500	14,090
Office Depot, Inc.*	1,100	39,655
OfficeMax, Inc.	825	33,916
Stage Stores, Inc	300	8,898

		499,767

Textiles, Apparel & Luxury Goods (1.2%)
Brown Shoe Co., Inc.	105	3,400
Culp, Inc.*	280	1,456
Cutter & Buck, Inc.	100	1,066
G-lII Apparel Group Ltd.*	150	1,575
Jones Apparel Group, Inc.	4,210	124,616
Movado Group, Inc.	150	3,379
Phillips-Van Heusen Corp.	1,000	35,530
Stride Rite Corp.	400	5,064
V.F. Corp.	550	37,301

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine World Wide, Inc.	200	$5,088

		218,475

Total Consumer Discretionary		2,692,594

Consumer Staples (2.8%)
Beverages (0.5%)
Molson Coors Brewing Co., Class B	1,130	80,738
PepsiAmericas, Inc.	80	1,808

		82,546

Food & Staples Retailing (0.3%)
Longs Drug Stores Corp.	500	20,560
Village Super Market, Inc., Class A	100	6,575
Weis Markets, Inc.	500	19,820

		46,955

Food Products (2.0%)
Bunge Ltd.	1,800	98,244
Corn Products International, Inc.	1,800	59,868
Del Monte Foods Co.	100	1,048
Flowers Foods, Inc.	2,025	57,672
J & J Snack Foods Corp.	100	3,009
Lance, Inc.	300	7,149
Ralcorp Holdings, Inc.*	800	33,344
Smithfield Foods, Inc.*	2,800	79,660
Tasty Baking Co.	100	755
Tyson Foods, Inc., Class A	2,400	33,960

		374,709

Household Products (0.0%)
Oil-Dri Corp. of America	200	3,974

Personal Products (0.0%)
CCA Industries, Inc.	100	974
Elizabeth Arden, Inc.*	110	1,857
Parlux Fragrances, Inc.*	38	351
Schiff Nutrition International, Inc.*	300	2,040

		5,222

Total Consumer Staples		513,406

Energy (5.4%)
Energy Equipment & Services (2.7%)
Cameron International Corp.*	1,450	73,095
Dawson Geophysical Co.*	200	6,520
Lufkin Industries, Inc.	600	37,206
NATCO Group, Inc.*	300	11,400
NS Group, Inc.*	500	25,290
Oil States International, Inc.*	500	16,080
Pride International, Inc.*	2,450	73,182
Rowan Cos., Inc.	290	9,822
SBM Offshore N.V.	902	24,840
SEACOR Holdings, Inc.*	200	16,270
Tetra Technologies, Inc.*	1,000	28,610
Tidewater, Inc.	1,300	62,023
Todco.	990	37,729
Veritas DGC, Inc.*	300	17,181
Weatherford International Ltd.*	1,200	56,208

		495,456

Oil, Gas & Consumable Fuels (2.7%)
Adams Resources & Energy, Inc.	200	8,074
Arch Coal, Inc.	1,200	45,528
Bois d’Arc Energy, Inc.*	300	4,980
Callon Petroleum Co.*	400	7,460
Cimarex Energy Co.	1,338	54,630
Foundation Coal Holdings, Inc.	400	15,256
Frontier Oil Corp.	1,200	42,300
Murphy Oil Corp.	2,460	126,592
Newfield Exploration Co.*	1,700	78,846
Noble Energy, Inc.	1,700	86,037
St. Mary Land & Exploration Co.	100	4,300
Swift Energy Co.*	400	19,200
Teton Energy Corp.*	500	2,710
USEC, Inc	200	2,106
W&T Offshore, Inc.	400	13,624

		511,643

Total Energy		1,007,099

Financials (20.6%)
Capital Markets (2.3%)
A.G. Edwards, Inc.	1,690	91,193
Affiliated Managers Group, Inc.*	700	64,085
American Physicians Service Group, Inc.	200	2,828
Apollo Investment Corp.	5,100	98,328
Federated Investors, Inc., Class B	3,607	111,853
Knight Capital Group, Inc., Class A*	2,352	38,902
Raymond James Financial, Inc.	400	11,624
SWS Group, Inc.	330	8,603

		427,416

Commercial Banks (3.2%)
Amcore Financial, Inc.	400	11,460
Banco Latinoamericano de Exportaciones S.A.	100	1,640
Bank of Hawaii Corp.	160	7,926
Britton & Koontz Capital Corp.	200	4,250
Brunswick Bancorp*	20	260
City National Corp./California	300	20,013
Codorus Valley Bancorp, Inc.	100	1,912
Commerce Bancorp, Inc./New Jersey	1,740	59,108
Community Bank Shares of Indiana, Inc.	10	224
Community Capital Corp.	100	2,155
Community West Bancshares	200	3,120
Cowlitz Bancorp*	200	3,183
Desert Community Bank/California	40	731
Exchange National Bancshares, Inc.	100	2,983
Farmers Capital Bank Corp.	200	6,394
First Citizens BancShares, Inc./North Carolina, Class A	100	20,716
First Community Bancorp, Inc./California	140	7,683
First Indiana Corp.	500	12,535
FirstMerit Corp.	1,100	24,112
FNB Corp./Virginia	13	486
FNB United Corp.	200	3,682
Habersham Bancorp	110	2,640
HF Financial Corp.	242	4,129
Horizon Bancorp, Inc./Indiana	100	2,600
Huntington Bancshares, Inc./Ohio	3,200	77,920
Integra Bank Corp	30	729
Intervest Bancshares Corp.*	200	8,870
Leesport Financial Corp.	210	4,637
Marshall & Ilsley Corp.	2,600	122,122
MidWestOne Financial Group, Inc.	200	3,854
National Mercantile Bancorp*	250	3,199
Pacific Capital Bancorp	300	8,838
Peoples Bancorp of North Carolina, Inc.	110	2,954
Peoples Banctrust Co., Inc.	110	2,204
Renasant Corp.	220	9,828
Republic First Bancorp, Inc.*	369	5,055
SVB Financial Group*	1,965	88,071
UnionBanCal Corp.	700	43,253
UnionBancorp, Inc.	200	4,000
United Bancorp, Inc./Ohio	200	2,183
United Bancshares, Inc./Ohio	100	1,560

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
United Security Bancshares/Alabama	50	$1,379

		594,598

Consumer Finance (0.3%)
Advanta Corp., Class A	700	23,170
CompuCredit Corp.*	543	17,740
Consumer Portfolio Services, Inc.*	600	3,810
Dollar Financial Corp.*	300	6,024
EZCORP, Inc., Class A*	300	12,489

		63,233

Diversified Financial Services (0.5%)
Ampal American Israel, Class A*	100	485
California First National Bancorp	100	1,478
CIT Group, Inc.	2,000	91,820
Pico Holdings, Inc.*	100	3,294

		97,077

Insurance (8.2%)
Ambac Financial Group, Inc.	1,600	132,976
American Financial Group, Inc.	1,420	59,796
American National Insurance Co.	300	34,389
AmerUs Group Co.	100	6,709
Arch Capital Group Ltd.*	610	37,125
Arthur J. Gallagher & Co.	4,300	116,831
Assurant, Inc.	2,270	109,346
Conseco, Inc.*	700	15,960
Everest Reinsurance Group Ltd.	850	80,419
FBL Financial Group, Inc., Class A	400	12,668
First American Corp.	1,442	53,368
Great American Financial Resources, Inc.	510	10,373
Harleysville Group, Inc.	400	12,692
HCC Insurance Holdings, Inc.	2,070	63,114
Horace Mann Educators Corp.	900	15,273
Kansas City Life Insurance Co.	200	8,596
LandAmerica Financial Group, Inc.	100	6,383
Max Reinsurance Capital Ltd.	981	22,073
Mercer Insurance Group, Inc.	200	3,980
Merchants Group, Inc.	200	6,140
Midland Co.	300	11,250
National Western Life Insurance Co., Class A	140	32,200
Old Republic International Corp.	7,109	151,208
Platinum Underwriters Holdings Ltd.	2,200	62,238
Presidential Life Corp.	600	14,484
Reinsurance Group of America, Inc.	2,700	133,839
Scottish Reinsurance Group Ltd.	1,200	4,788
Selective Insurance Group, Inc.	700	35,700
Stancorp Financial Group, Inc.	1,200	51,708
Unico American Corp.*	200	2,316
United America Indemnity Ltd.*	610	12,651
UnumProvident Corp.	2,600	42,198
Wesco Financial Corp.	100	39,500
Willis Group Holdings Ltd.	3,350	108,976

		1,511,267

Real Estate Investment Trusts (REITs) (3.4%)
Ashford Hospitality Trust, Inc. (REIT)	1,340	15,745
Associated Estates Realty Corp. (REIT)	100	1,329
CentraCore Properties Trust (REIT)	400	10,304
Eagle Hospitality Properties Trust, Inc. (REIT)	300	2,769
Entertainment Properties Trust (REIT)	200	8,514
Extra Space Storage, Inc. (REIT)	910	14,496
Gladstone Commercial Corp. (REIT)	50	968
Hersha Hospitality Trust (REIT)	200	1,846
Highland Hospitality Corp. (REIT)	1,600	21,360
Home Properties, Inc. (REIT)	310	17,292
Hospitality Properties Trust (REIT)	1,300	56,641
HRPT Properties Trust (REIT)	5,820	68,385
Investors Real Estate Trust (REIT)	728	6,814
KKR Financial Corp. (REIT)	3,900	90,324
LaSalle Hotel Properties (REIT)	420	17,350
LTC Properties, Inc. (REIT)	600	13,242
Mission West Properties, Inc. (REIT)	600	6,498
Monmouth, Class A (REIT)	20	163
National Health Investors, Inc. (REIT)	1,300	32,903
National Health Realty, Inc. (REIT)	200	3,710
National Retail Properties, Inc. (REIT)	410	8,544
New Plan Excel Realty Trust (REIT)	30	778
Omega Healthcare Investors, Inc. (REIT)	1,100	14,696
Reckson Associates Realty Corp. (REIT)	924	41,146
Senior Housing Properties Trust (REIT)	790	14,686
Strategic Hotels & Resorts, Inc. (REIT)	910	18,154
Sunstone Hotel Investors, Inc. (REIT)	1,700	48,212
Taubman Centers, Inc. (REIT)	1,300	53,950
U-Store-It Trust (REIT)	510	9,721
Urstadt Biddle Properties, Inc. (REIT)	400	6,400
Windrose Medical Properties Trust (REIT)	550	8,168
Winston Hotels, Inc. (REIT)	500	6,150
Winthrop Realty Trust (REIT)	1,030	6,396

		627,654

Real Estate Management & Development (0.1%)
United Capital Corp.*	400	10,408
Wellsford Real Properties, Inc.	200	1,420

		11,828

Thrifts & Mortgage Finance (2.6%)
Accredited Home Lenders Holding Co.*	490	22,212
Anchor Bancorp Wisconsin, Inc.	100	2,970
Bankunited Financial Corp., Class A	1,064	31,484
Berkshire Hills Bancorp, Inc.	186	6,490
Beverly Hills Bancorp, Inc.	30	272
Capital Crossing Bank*	100	2,665
CFS Bancorp, Inc.	110	1,646
Corus Bankshares, Inc.	1,196	27,616
Delta Financial Corp.	400	3,756
Farmer Mac, Class C	400	10,732
First Defiance Financial Corp.	300	7,941
First Niagara Financial Group, Inc.	2,464	36,048
First Place Financial Corp./Ohio	339	7,885
FirstFed Financial Corp.*	410	23,144
Franklin Bank Corp./Texas*	315	6,114
IndyMac Bancorp, Inc	100	4,225
ITLA Capital Corp.	102	5,070
New Hampshire Thrift Bancshares, Inc.	200	3,255
New York Community Bancorp, Inc.	1,170	19,106
Northeast Bancorp	200	4,270
Park Bancorp, Inc.	200	6,454
Parkvale Financial Corp.	100	3,000
People’s Bank/Connecticut	2,995	107,491
PFF Bancorp, Inc.	500	18,775
Provident Financial Holdings, Inc.	167	5,145
Radian Group, Inc.	580	35,687
TF Financial Corp.	200	5,440

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Financial Corp./Ohio	117	$1,535
Washington Savings Bank FSB/Maryland*	40	322
Webster Financial Corp.	1,400	66,024

		476,774

Total Financials		3,809,847

Health Care (9.6%)
Biotechnology (0.4%)
Digene Corp.*	36	1,519
Theravance, Inc.*	3,300	78,177

		79,696

Health Care Equipment & Supplies (3.6%)
Advanced Medical Optics, Inc.*	1,300	64,025
Allied Healthcare Products*	200	1,122
Bausch & Lomb, Inc.	2,650	125,345
Beckman Coulter, Inc.	1,350	77,287
Cooper Cos., Inc.	1,700	75,140
Datascope Corp.	390	11,985
DJO, Inc.*	500	19,735
Edwards Lifesciences Corp.*	1,700	75,208
Hillenbrand Industries, Inc.	1,850	91,871
Hospira, Inc.*	2,330	101,798
Span-America Medical Systems, Inc.	200	2,517
Spectranetics Corp.*	100	1,289
Viasys Healthcare, Inc.*	800	20,608

		667,930

Health Care Providers & Services (1.2%)
Almost Family, Inc.*	200	4,800
American Shared Hospital Services	120	742
Five Star Quality Care, Inc.*	100	1,080
Genesis HealthCare Corp.*	307	14,911
Hanger Orthopedic Group, Inc.*	10	73
HEALTHSOUTH Corp.*	17,050	67,347
Manor Care, Inc.	480	24,024
Pediatrix Medical Group, Inc.*	400	16,960
Triad Hospitals, Inc.*	2,200	85,734

		215,671

Health Care Technology (0.5%)
Emdeon Corp.*	400	4,812
IMS Health, Inc.	3,300	90,552
TriZetto Group, Inc.*	30	407

		95,771

Life Sciences Tools & Services (1.6%)
Kendle International, Inc.*	400	11,628
Parexel International Corp.*	200	5,934
PerkinElmer, Inc.	1,740	31,372
Thermo Electron Corp.*	3,600	133,236
Varian, Inc.*	2,640	118,747

		300,917

Pharmaceuticals (2.3%)
Alpharma, Inc., Class A	1,100	24,838
Barr Pharmaceuticals, Inc.*	2,000	99,520
Endo Pharmaceuticals Holdings, Inc.*	5,400	167,778
Impax Laboratories, Inc.*	7,000	33,950
Matrixx Initiatives, Inc.*	100	1,552
Valeant Pharmaceuticals International	4,950	85,536
		413,174

Total Health Care		1,773,159

Industrials (14.3%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.*	2,400	192,336
Armor Holdings, Inc.*	417	21,542
Esterline Technologies Corp.*	700	29,631
Goodrich Corp.	3,600	145,332
Ladish Co., Inc.*	10	340
Sypris Solutions, Inc.	226	1,602
Triumph Group, Inc.*	130	6,239

		397,022

Airlines (0.6%)
Alaska Air Group, Inc.*	900	33,417
Republic Airways Holdings, Inc.*	533	8,859
Skywest, Inc.	200	4,850
UAL Corp.*	2,200	57,508

		104,634

Building Products (0.9%)
American Standard Cos., Inc.	1,500	57,945
American Woodmark Corp.	72	2,446
Ameron International Corp.	300	16,899
Griffon Corp.*	640	14,477
International Aluminum Corp.	200	7,480
Lennox International, Inc.	1,400	31,934
Patrick Industries, Inc.*	100	1,233
Universal Forest Products, Inc.	500	25,395

		157,809

Commercial Services & Supplies (2.0%)
Adesa, Inc.	600	12,246
Allied Waste Industries, Inc.*	1,360	13,817
Amrep Corp.	200	7,474
Banta Corp.	120	4,240
Brink’s Co.	300	16,527
CBIZ, Inc.*	2,100	15,498
CDI Corp.	120	2,346
Cenveo, Inc.*	870	16,643
Corrections Corp. of America*	500	27,300
Ecology And Environment, Inc.	200	2,014
IKON Office Solutions, Inc.	500	6,905
Kelly Services, Inc., Class A	600	16,242
Layne Christensen Co.*	300	8,712
Mac-Gray Corp.*	300	3,369
Nashua Corp.*	200	1,350
NCO Group, Inc.*	912	24,122
North American Galvanizing & Coating, Inc.*	100	783
R.R. Donnelley & Sons Co.	2,500	72,975
RCM Technologies, Inc.*	300	1,521
Steelcase, Inc., Class A	1,800	26,442
TeleTech Holdings, Inc.*	800	10,080
United Stationers, Inc.*	1,400	68,838
Waste Industries USA, Inc.	400	8,868

		368,312

Construction & Engineering (0.6%)
Granite Construction, Inc.	600	26,094
Insituform Technologies, Inc., Class A*	100	2,155
Meadow Valley Corp.*	38	410
Michael Baker Corp.*	300	6,333
Perini Corp.*	600	13,572
URS Corp.*	1,800	71,280

		119,844

Electrical Equipment (1.3%)
Acuity Brands, Inc.	1,800	78,714
Channell Commercial Corp.*	300	900
Espey Manufacturing & Electronics Corp.	400	6,504
Genlyte Group, Inc.*	1,000	69,550
GrafTech International Ltd.*	6,482	34,808
Preformed Line Products Co.	200	7,612
Regal-Beloit Corp.	500	19,875
SL Industries, Inc.*	200	3,248
Superior Essex, Inc.*	248	7,614

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Thomas & Betts Corp.*	130	$6,153

		234,978

Industrial Conglomerates (1.5%)
Carlisle Cos., Inc.	750	59,917
McDermott International, Inc.*	600	27,324
Sequa Corp., Class A*	300	24,318
Standex International Corp.	500	13,680
Teleflex, Inc.	1,408	80,383
Tredegar Corp.	100	1,582
Walter Industries, Inc.	1,400	62,664

		269,868

Machinery (4.4%)
Albany International Corp.	620	22,277
Ampco-Pittsburgh Corp.	10	315
Astec Industries, Inc.*	500	10,600
Baldwin Technology Co.*	300	1,593
Dover Corp.	2,215	104,415
Hardinge, Inc.	300	4,160
Harsco Corp.	100	8,061
JLG Industries, Inc.	400	7,240
Kennametal, Inc.	2,200	117,150
Lydall, Inc.*	400	3,584
Mueller Industries, Inc.	400	14,696
NACCO Industries, Inc., Class A	100	13,817
Parker Hannifin Corp.	1,200	86,688
Pentair, Inc.	3,800	109,136
Robbins & Myers, Inc.	300	8,040
SPX Corp.	1,970	107,661
Terex Corp.*	1,200	53,808
Timken Co.	1,560	50,232
Toro Co.	500	20,705
Trinity Industries, Inc.	1,900	63,498
Twin Disc, Inc.	400	13,024

		820,700

Marine (0.0%)
B&H Ocean Carriers Ltd.*	300	5,385

Road & Rail (0.7%)
Arkansas Best Corp.	700	31,101
Con-way, Inc.	140	6,927
Frozen Foods Express Industries, Inc.*	100	916
Laidlaw International, Inc.	200	5,300
Swift Transportation Co., Inc.*	1,020	27,285
Werner Enterprises, Inc.	516	9,288
YRC Worldwide, Inc.*	1,300	51,714

		132,531

Trading Companies & Distributors (0.2%)
BlueLinx Holdings, Inc.	300	3,576
Electro Rent Corp.*	40	593
GATX Corp.	300	11,757
Huttig Building Products, Inc.*	400	2,352
Industrial Distribution Group, Inc.*	300	2,592
UAP Holding Corp.	300	5,910
United Rentals, Inc.*	300	8,376
Willis Lease Finance Corp.*	230	1,974

		37,130

Total Industrials		2,648,213

Information Technology (18.8%)
Communications Equipment (1.6%)
ADC Telecommunications, Inc.*	7,650	93,560
Andrew Corp.*	4,660	39,377
Applied Innovation, Inc.*	400	1,304
Arris Group, Inc.*	4,562	48,768
Black Box Corp.	477	19,609
Comarco, Inc.*	100	962
CommScope, Inc.*	1,400	43,722
Communications Systems, Inc.	10	95
EMS Technologies, Inc.*	335	5,159
Powerwave Technologies, Inc.*	5,000	39,700

		292,256

Computers & Peripherals (2.2%)
Avid Technology, Inc.*	1,100	38,764
Diebold, Inc.	2,690	108,676
Hypercom Corp.*	1,300	12,220
Imation Corp.	500	20,360
LaserCard Corp.*	100	1,277
NCR Corp.*	1,800	57,852
Printronix, Inc.	300	3,894
QLogic Corp.*	2,600	45,474
Sun Microsystems, Inc.*	23,300	101,355
Western Digital Corp.*	860	15,084

		404,956

Electronic Equipment & Instruments (4.5%)
Anixter International, Inc.	1,650	90,964
Arrow Electronics, Inc.*	6,400	180,864
Avnet, Inc.*	3,310	60,242
AVX Corp.	700	10,598
Bonso Electronic International, Inc.*	200	708
CalAmp Corp.*	100	629
CTS Corp.	490	7,061
Flextronics International Ltd.*	6,600	74,844
Gerber Scientific, Inc.*	350	5,366
LeCroy Corp.*	32	438
O.I. Corp.	200	2,470
OSI Systems, Inc.*	123	2,213
Perceptron, Inc.*	300	2,415
Spectrum Control, Inc.*	100	978
Technitrol, Inc.	400	9,912
Tektronix, Inc.	4,985	135,941
Vishay Intertechnology, Inc.*	17,790	249,594

		835,237

Internet Software & Services (0.1%)
Imergent, Inc.*	400	5,080
Interwoven, Inc.*	100	948
SonicWALL, Inc.*	1,362	13,620
Vignette Corp.*	200	2,598

		22,246

IT Services (0.9%)
BearingPoint, Inc.*	6,100	48,800
Computer Task Group, Inc.*	485	2,163
Convergys Corp.*	700	13,356
Edgewater Technology, Inc.*	300	1,806
Inforte Corp.*	30	122
Lightbridge, Inc.*	100	1,155
MPS Group, Inc.*	2,100	27,279
Sabre Holdings Corp., Class A	967	20,017
SYKES Enterprises, Inc.*	629	10,265
Unisys Corp.*	7,400	37,888
Wright Express Corp.*	300	8,985

		171,836

Semiconductors & Semiconductor Equipment (7.1%)
Analog Devices, Inc.	3,750	121,237
Cypress Semiconductor Corp.*	4,500	68,355
DSP Group, Inc.*	400	9,584
Exar Corp.*	670	8,677
Fairchild Semiconductor International, Inc.*	5,680	92,925
Freescale Semiconductor, Inc., Class B*	2,550	72,726
Integrated Device Technology, Inc.*	2,200	34,034
International Rectifier Corp.*	1,950	69,518
Intersil Corp., Class A	485	11,402

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
IXYS Corp.*	100	$940
Lam Research Corp.*	600	24,954
LSI Logic Corp.*	17,980	147,436
MEMC Electronic Materials, Inc.*	300	9,126
Micron Technology, Inc.*	8,700	135,633
National Semiconductor Corp	4,200	97,692
Novellus Systems, Inc.*	6,050	153,125
ON Semiconductor Corp.*	2,010	12,643
Semitool, Inc.*	190	1,687
Teradyne, Inc.*	10,900	143,226
Varian Semiconductor Equipment Associates, Inc.*	3,050	96,685
White Electronic Designs Corp.*	100	499

		1,312,104

Software (2.4%)
Activision, Inc.*	5,522	65,988
BMC Software, Inc.*	3,230	75,647
Cadence Design Systems, Inc.*	11	178
Compuware Corp.*	200	1,398
ePlus, Inc.*	300	2,748
McAfee, Inc.*	5,550	119,602
Moldflow Corp.*	300	3,603
Reynolds & Reynolds Co., Class A	3,000	106,170
SPSS, Inc.*	400	10,812
Sybase, Inc.*	2,500	52,625

		438,771

Total Information Technology		3,477,406

Materials (5.7%)
Chemicals (3.6%)
Albemarle Corp.	1,100	55,462
Arch Chemicals, Inc.	600	21,264
Ashland, Inc.	500	33,255
Chemtura Corp.	6,700	57,687
Cytec Industries, Inc.	3,660	195,481
FMC Corp.	1,000	61,690
Hercules, Inc.*	1,400	19,460
Huntsman Corp.*	1,900	30,305
Innospec, Inc.	340	8,388
International Flavors & Fragrances, Inc.	2,850	105,450
Material Sciences Corp.*	300	2,826
PolyOne Corp.*	2,770	23,129
Schulman (A.), Inc.	1,000	21,880
Scotts Miracle-Gro Co., Class A	100	3,923
Sensient Technologies Corp.	1,450	28,913
Stepan Co.	100	3,000
Westlake Chemical Corp.	100	2,740

		674,853

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	100	8,052
U.S. Concrete, Inc.*	280	2,439

		10,491

Containers & Packaging (1.1%)
Mod-Pac Corp.*	10	96
Pactiv Corp.*	4,900	120,099
Temple-Inland, Inc.	1,900	80,826

		201,021

Metals & Mining (0.9%)
A.M. Castle & Co.	10	331
Century Aluminum Co.*	500	15,435
Chaparral Steel Co.*	100	7,019
Gibraltar Industries, Inc.	400	11,052
Grupo Imsa S.A. de CV	8,300	31,135
Metal Management, Inc.	500	14,240
Northwest Pipe Co.*	300	8,094
Olympic Steel, Inc.	300	10,551
Reliance Steel & Aluminum Co.	1,200	43,020
Ryerson, Inc.	400	10,820
Titanium Metals Corp.*	700	20,188
Verzatec S.A. de C.V.*	8,100	3,046

		174,931

Total Materials		1,061,296

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
Citizens Communications Co.	1,500	19,245
CT Communications, Inc.	559	13,964
D&E Communications, Inc.	336	4,049
Embarq Corp.*	1,100	49,775
General Communication, Inc., Class A*	1,492	17,799
Golden Telecom, Inc.	300	7,416
Windstream Corp.	1,100	13,783

		126,031

Wireless Telecommunication Services (0.1%)
Syniverse Holdings, Inc.*	900	12,582
USA Mobility, Inc.	100	1,725

		14,307

Total Telecommunication Services		140,338

Utilities (5.6%)
Electric Utilities (2.1%)
Cleco Corp.	220	5,438
Duquesne Light Holdings, Inc.	800	15,576
Green Mountain Power Corp.	110	3,716
Northeast Utilities	3,600	80,640
Pepco Holdings, Inc.	3,500	85,750
PPL Corp.	4,100	139,482
UIL Holdings Corp.	566	19,714
Unisource Energy Corp.	100	3,336
Unitil Corp.	100	2,469
Westar Energy, Inc.	1,800	41,580

		397,701

Gas Utilities (1.1%)
AGL Resources, Inc.	1,600	62,432
Laclede Group, Inc.	200	6,646
New Jersey Resources Corp.	300	14,979
Nicor, Inc.	1,000	43,820
UGI Corp.	2,900	72,065

		199,942

Multi-Utilities (2.3%)
Alliant Energy Corp.	2,600	94,068
CH Energy Group, Inc.	500	24,795
MDU Resources Group, Inc.	3,750	92,438
OGE Energy Corp.	2,140	80,999
Puget Energy, Inc.	1,400	31,094
Vectren Corp.	420	11,680
Wisconsin Energy Corp.	2,100	88,620

		423,694

Water Utilities (0.1%)
American States Water Co.	100	3,785
Artesian Resources Corp., Class A	150	2,916
SJW Corp.	600	15,786

		22,487

Total Utilities		1,043,824

Total Common Stocks (98.2%) (Cost $16,339,705)		18,167,182

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $463,105)	$463,105	$463,105

Total Investments (100.7%) (Cost/Amortized Cost $16,802,810)		18,630,287
Other Assets Less Liabilities (-0.7%)		(134,113)

Net Assets (100%)	.	$18,496,174

*	Non-income producing.

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$10,197,018
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,526,931

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,530,689
Aggregate gross unrealized depreciation	(780,951)

Net unrealized appreciation	$1,749,738

Federal income tax cost of investments	$16,880,549

For the nine months ended July 31, 2006, the Fund incurred approximately $4 as brokerage commissions with Advest, Inc., $3 with Sanford C. Bernstein & Co., Inc., and $5 with Williams Capital Corp., affiliated broker/dealers.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.9%)
BHP Billiton Ltd	7,232	$153,898
CSL Ltd.	3,830	154,818
Macquarie Airports Management Ltd.	35,200	83,079

		391,795

Austria (0.7%)
Erste Bank der oesterreichischen
Sparkassen AG	2,559	147,478
OMV AG	3,000	183,842

		331,320

Belgium (1.3%)
Dexia	5,403	132,178
Fortis	10,783	383,002
KBC Groep N.V.	700	76,199

		591,379

Brazil (1.1%)
Cia Vale do Rio Doce (ADR)	6,164	143,005
Gafisa S.A.*§	7,256	73,444
Petroleo Brasileiro S.A. (ADR)	532	48,880
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	3,209	222,608

		487,937

Canada (2.6%)
Canadian National Railway Co.	5,149	207,968
Canadian Natural Resources Ltd.	2,100	111,666
Celestica, Inc.*	3,600	33,858
EnCana Corp.	2,200	118,813
Gerdau Ameristeel Corp.	4,000	39,389
ING Canada, Inc.	1,700	81,627
IPSCO, Inc.	400	37,783
Shoppers Drug Mart Corp.	8,386	326,462
Teck Cominco Ltd., Class B	2,800	185,552

		1,143,118

Finland (0.5%)
Nokia Oyj	10,980	217,608

France (10.9%)
Arkema*	337	13,048
Assurances Generales de France	1,900	229,375
BNP Paribas	4,278	416,004
Cie de Saint-Gobain	2,855	203,666
Credit Agricole S.A.	5,972	239,838
Imerys S.A.	1,556	112,886
JC Decaux S.A.	5,800	149,292
Lafarge S.A.	1,561	188,649
LVMH Moet Hennessy Louis Vuitton S.A.	3,821	383,511
Renault S.A.	2,900	316,606
Sanofi-Aventis.	5,335	506,875
Societe Generale	1,800	268,298
Total S.A.	13,288	902,986
Vallourec	1,638	355,775
Veolia Environnement	9,490	514,945

		4,801,754

Germany (6.8%)
BASF AG	891	71,645
Bayerische Motoren Werke (BMW) AG	2,297	118,454
Continental AG	8,479	865,638
Deutsche Lufthansa AG (Registered)	8,600	160,563
Deutsche Post AG (Registered)	4,962	122,719
E.ON AG	2,500	301,108
Hypo Real Estate Holding AG	6,032	335,159
MAN AG	3,100	223,874
Muenchener Rueckversicherungs AG (Registered)	1,600	220,172
RWE AG	2,710	237,832
SAP AG	510	93,245
Siemens AG (Registered)	1,760	141,747
TUI AG	5,200	104,583

		2,996,739

Hong Kong (2.1%)
CNOOC Ltd. (ADR)	2,176	186,831
Esprit Holdings Ltd.	54,500	414,470
Shangri-La Asia Ltd.	112,040	230,388
Sino Land Co.	70,000	117,999

		949,688

India (0.3%)
ICICI Bank Ltd. (ADR)	5,332	139,272

Ireland (0.2%)
Bank of Ireland	5,960	104,961

Italy (2.5%)
Buzzi Unicem S.p.A.	3,900	88,939
ENI S.p.A.	23,126	708,589
Mediaset S.p.A.	8,800	99,723
UniCredito Italiano S.p.A.	24,600	189,144

		1,086,395

Japan (23.0%)
Astellas Pharma, Inc.	3,900	155,407
Bank of Yokohama Ltd.	14,000	112,431
Canon, Inc	9,500	457,421
Credit Saison Co., Ltd.	8,200	356,132
Daikin Industries Ltd.	3,700	119,631
East Japan Railway Co .	25	186,350
EDION Corp.	4,700	88,303
Fanuc Ltd.	2,956	246,947
Hirose Electric Co., Ltd.	500	64,578
Hitachi Ltd.	13,000	83,384
Honda Motor Co., Ltd.	9,600	317,106
Hoya Corp.	4,500	157,688
Isuzu Motors Ltd.	34,000	123,004
Itochu Corp.	21,000	189,566
Japan Tobacco, Inc.	80	306,899
JFE Holdings, Inc.	7,400	296,168
Kobe Steel Ltd.	36,000	108,848
Kyocera Corp.	1,500	123,083
Leopalace21 Corp.	3,100	108,629
Marubeni Corp.	63,000	335,273
Matsushita Electric Industrial Co., Ltd.	4,000	83,366
Mitsubishi Corp .	10,600	217,678
Mitsubishi UFJ Financial Group, Inc.	57	806,921
Mitsui & Co., Ltd.	6,000	91,598
Mitsui Chemicals, Inc.	17,000	106,960
Mitsui Fudosan Co., Ltd.	7,000	148,949
Mitsui O.S.K. Lines Ltd.	16,000	105,702
Mizuho Financial Group, Inc.	20	168,305
Nidec Corp.	1,900	135,151
Nikko Cordial Corp.	8,000	95,565
Nippon Electric Glass Co., Ltd.	12,000	268,449
Nippon Mining Holdings, Inc.	14,500	122,908
Nippon Telegraph & Telephone Corp.	38	198,908
Nissan Motor Co., Ltd.	7,200	77,767
Nitto Denko Corp.	2,300	167,423
OJI Paper Co., Ltd .	2,000	11,622
ORIX Corp.	930	244,213

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Rengo Co. Ltd.	6,000	$44,043
Secom Co., Ltd.	1,500	73,273
Sega Sammy Holdings, Inc.	7,590	252,038
Seiyu Ltd.*	53,000	96,797
Seven & I Holdings Co., Ltd.	4,200	146,808
Sharp Corp.	2,000	33,853
Shin-Etsu Chemical Co., Ltd.	2,200	127,653
SMC Corp.	800	102,556
Sumitomo Corp.	11,000	156,106
Sumitomo Heavy Industries Ltd.	20,000	174,073
Sumitomo Metal Industries Ltd.	26,000	104,059
Sumitomo Mitsui Financial Group, Inc.	48	511,732
Sumitomo Realty & Development Co., Ltd.	7,000	174,335
Tokyo Electric Power Co., Inc.	5,800	156,106
Tokyo Gas Co., Ltd.	29,000	144,449
Toyota Motor Corp.	12,000	635,470
Yamada Denki Co., Ltd.	2,400	233,845

		10,155,529

Luxembourg (0.6%)
Arcelor.	3,480	185,412
SES Global S.A. (FDR)	5,600	75,752

		261,164

Mexico (1.8%)
America Movil S.A. de C.V. (ADR)	11,915	426,319
Cemex S.A. de C.V. (ADR)*	10,799	305,827
Fomento Economico Mexicano S.A. de C.V. (ADR)	810	71,118

		803,264

Netherlands (4.3%)
ABN AMRO Holding N.V.	12,260	339,040
European Aeronautic Defence & Space Co. N.V.	4,740	136,404
ING Groep N.V. (CVA)	16,931	686,654
Koninklijke Philips Electronics N.V.	7,749	255,628
Reed Elsevier N.V.	10,401	154,368
Royal Dutch Shell plc, Class A	2,800	98,871
Wolters Kluwer N.V. (CVA)	8,973	211,154

		1,882,119

Singapore (1.3%)
CapitaLand Ltd.	50,000	130,043
DBS Group Holdings Ltd.	34,000	390,383
Flextronics International Ltd.*	3,300	37,422

		557,848

South Korea (0.9%)
Samsung Electronics Co., Ltd.	630	400,795

Spain (1.6%)
Altadis S.A.	1,933	91,395
Banco Bilbao Vizcaya Argentaria S.A	8,600	182,622
Banco Popular Espanol S.A	4,770	71,586
Endesa S.A.	4,400	150,259
Repsol YPF S.A.	7,700	216,180

		712,042

Sweden (1.2%)
Telefonaktiebolaget LM Ericsson (ADR)	11,593	364,948
Telefonaktiebolaget LM Ericsson, Class B	54,190	170,372

		535,320

Switzerland (10.8%)
ABB Ltd. (Registered)	28,628	369,664
Adecco S.A. (Registered)	1,214	70,591
Credit Suisse Group (Registered)	4,300	240,780
Holcim Ltd. (Registered)	2,070	161,468
Lonza Group AG (Registered)	5,224	354,461
Nestle S.A. (Registered)	1,682	550,832
Novartis AG (Registered)	5,124	290,874
Roche Holding AG	4,682	832,710
Syngenta AG (Registered)*	4,172	599,364
UBS AG (Registered)	17,453	948,941
Xstrata plc	5,030	215,717
Zurich Financial Services AG (Registered)	580	130,121

		4,765,523

United Kingdom (21.5%)
Acergy S.A.*	9,560	162,760
AstraZeneca plc	4,300	262,446
Aviva plc	17,208	230,681
BAE Systems plc	70,315	469,004
Barclays plc	43,992	515,810
BG Group plc	14,270	191,828
BHP Billiton plc	9,941	188,202
BP plc	64,430	775,897
British American Tobacco plc	9,400	253,251
British Land Co. plc	5,599	142,901
Carphone Warehouse Group plc	27,141	139,479
Centrica plc	21,860	119,584
Diageo plc	25,807	453,402
Friends Provident plc	43,460	147,679
George Wimpey plc	4,700	42,121
GlaxoSmithKline plc	28,560	789,713
HBOS plc	14,750	268,367
HSBC Holdings plc	27,200	490,361
International Power plc	29,800	163,854
J Sainsbury plc	29,512	193,953
Kingfisher plc	25,201	115,041
Man Group plc	5,080	232,753
Persimmon plc	3,300	78,864
Punch Taverns plc	8,120	133,412
Reckitt Benckiser plc	8,403	336,996
Rio Tinto plc	1,300	67,111
Royal & Sun Alliance Insurance Group	54,374	135,782
Royal Bank of Scotland Group plc	16,866	548,550
Schroders plc	4,934	89,172
Smith & Nephew plc	15,271	131,439
Standard Chartered plc	6,845	173,041
Tesco plc	46,602	312,795
Vodafone Group plc*	237,414	515,293
Vodafone Group plc (Registered)*†	271,330	75,988
Whitbread plc	2,622	60,654
Wm. Morrison Supermarkets plc	37,263	142,275
Wolseley plc	9,011	191,794
WPP Group plc	14,679	173,620

		9,515,873

Total Common Stocks (96.9%) (Cost $35,865,077)		42,831,443

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $ 822,421)	$822,421	$822,421

Total Investments (98.8%) (Cost/Amortized Cost $36,687,498)		43,653,864
Other Assets Less Liabilities (1.2%)		544,133

Net Assets (100.0%)		$44,197,997

*	Non-income producing.

†	Securities (totaling $75,988 or 0.17% of net assets) valued at fair value.

§	Securities exempt for the registration under Rule 144A of the Securities Act of 1933. These securites may only be resold to qualified institutional buyers. At July 31, 2006, the market value of these securities amounted to $73,444 or 0.17% of net assets. Securities denoted with “§”but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securites might provide a right to demand registration, such rights have been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

FDR — Foreign Depositary Receipt

Market Sector Diversification
As A Percentage of Total Net Assets
Consumer Discretionary		13.5%
Consumer Staples		7.4
Energy		9.0
Financials
Capital Markets	3.6%
Commercial Banks	14.7
Consumer Finance	1.4
Diversified Financial Services	2.4
Insurance	2.7
Real Estate Management & Development	2.0
Thrifts & Mortgage Finance	0.8

Total Financials		27.6
Health Care		7.1
Industrials		10.7
Information Technology		5.9
Materials		9.2
Telecommunications Services		2.8
Utilities		3.7
Cash and Other		3.1

Net Assets		100.0%

At July 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 7/31/06	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	6	September-06	$ 266,250	$282,922	$16,672

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,405,409
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,001,997

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,325,006
Aggregate gross unrealized depreciation	(536,486)

Net unrealized appreciation	$6,788,520

Federal income tax cost of investments	$36,865,344

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.9%)
Hotels, Restaurants & Leisure (0.4%)
Ctrip.com International Ltd. (ADR)	4,470	$226,249

Household Durables (1.1%)
Garmin Ltd.	3,400	322,966
Sony Corp.	6,700	309,136

		632,102

Media (0.4%)
DreamWorks Animation SKG, Inc., Class A*	2,470	51,722
Focus Media Holding Ltd. (ADR)*	550	34,436
News Corp., Class B	2,900	58,348
XM Satellite Radio Holdings, Inc., Class A*	8,700	100,920

		245,426

Total Consumer Discretionary		1,103,777

Energy (0.6%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	970	77,552
Cameron International Corp.*	210	10,586
Halliburton Co.	150	5,004
Schlumberger Ltd.	1,470	98,270
Smith International, Inc.	960	42,787
Weatherford International Ltd.*	160	7,494

		241,693

Oil, Gas & Consumable Fuels (0.2%)
Valero Energy Corp.	1,100	74,173

Total Energy		315,866

Health Care (1.9%)
Biotechnology (0.9%)
Celgene Corp.*	6,090	291,650
Gilead Sciences, Inc.*	3,890	239,158

		530,808

Health Care Equipment & Supplies (0.1%)
Conor Medsystems, Inc.*	1,450	40,165

Health Care Technology (0.9%)
Cerner Corp.*	6,540	264,739
Emdeon Corp.*	18,400	221,352

		486,091

Total Health Care		1,057,064

Industrials (2.0%)
Aerospace & Defense (0.4%)
United Technologies Corp.	3,500	217,665

Commercial Services & Supplies (1.0%)
Manpower, Inc.	6,050	359,854
Monster Worldwide, Inc.*	4,925	197,000
WNS Holdings Ltd*	400	10,040

		566,894

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	6,170	79,671
Energy Conversion Devices, Inc.*	1,890	63,598
Evergreen Solar, Inc.*	22,400	211,232
Suntech Power Holdings Co., Ltd. (ADR)*	360	9,335

		363,836

Total Industrials		1,148,395

Information Technology (85.5%)
Communications Equipment (13.6%)
Arris Group, Inc.*	33,300	355,977
Ciena Corp.*	67,700	245,751
Cisco Systems, Inc.*	67,630	1,207,195
Comverse Technology, Inc.*	21,650	419,577
Corning, Inc.*	109,410	2,086,449
Motorola, Inc.	36,200	823,912
Nokia Oyj (ADR).	54,200	1,075,870
QUALCOMM, Inc	27,865	982,520
Redback Networks, Inc.*	6,710	103,737
Research In Motion Ltd.*	1,360	89,257
Sonus Networks, Inc.*	71,000	318,080

		7,708,325

Computers & Peripherals (12.2%)
Apple Computer, Inc.*	15,200	1,032,992
Dell, Inc.*	8,000	173,440
EMC Corp.*	113,105	1,148,016
Hewlett-Packard Co.	33,830	1,079,515
International Business Machines Corp.	3,700	286,417
Network Appliance, Inc.*	21,940	651,399
QLogic Corp.*	37,100	648,879
SanDisk Corp.*	3,300	153,978
Seagate Technology*	44,657	1,036,042
Sun Microsystems, Inc.*	141,300	614,655
Western Digital Corp.*	4,200	73,668

		6,899,001

Electronic Equipment & Instruments (2.9%)
AU Optronics Corp. (ADR)	7,720	113,793
Flextronics International Ltd.*	64,315	729,332
Hon Hai Precision Industry Co., Ltd.	57,206	338,890
Identix Corp.*	27,926	221,174
Symbol Technologies, Inc.	1,300	14,365
Viisage Technology, Inc.*	12,080	209,225

		1,626,779

Internet Software & Services (8.8%)
eBay, Inc.*	20,540	494,398
Google, Inc., Class A*	4,605	1,780,293
Netease.com (ADR)*	11,200	193,760
SINA Corp.*	1,040	22,214
Tencent Holdings Ltd.	125,000	238,700
VeriSign, Inc.*	56,000	1,004,080
Yahoo!, Inc.*	46,920	1,273,409

		5,006,854

IT Services (5.5%)
Accenture Ltd., Class A	14,900	435,974
Automatic Data Processing, Inc.	9,950	435,412
BISYS Group, Inc.*	18,800	230,864
CheckFree Corp.*	3,300	146,850
Cognizant Technology Solutions Corp., Class A*	6,540	428,305
DST Systems, Inc.*	8,730	491,586
First Data Corp.	16,800	686,280
Iron Mountain, Inc.*	6,400	262,400

		3,117,671

Semiconductors & Semiconductor Equipment (22.1%)
Altera Corp.*	62,941	1,089,509
Applied Materials, Inc.	90,100	1,418,174
ASML Holding N.V. (N.Y. Shares)*	70,010	1,393,199
Broadcom Corp., Class A*	3,592	86,172
Chartered Semiconductor Manufacturing Ltd.*	341,000	233,621
Cypress Semiconductor Corp.*	11,700	177,723
Fairchild Semiconductor International, Inc.*	6,140	100,450
Formfactor, Inc.*	2,080	89,170
Freescale Semiconductor, Inc., Class A*	3,990	114,234
Infineon Technologies AG*	10,500	112,020
Integrated Device Technology, Inc.*	26,700	413,049

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	49,130	$884,340
International Rectifier Corp.*	7,100	253,115
KLA-Tencor Corp.	11,800	497,842
Lam Research Corp.*	19,870	826,393
Marvell Technology Group Ltd.*	40,940	759,437
MEMC Electronic Materials, Inc.*	1,100	33,462
National Semiconductor Corp.	19,400	451,244
NVIDIA Corp.*	4,600	101,798
Samsung Electronics Co., Ltd.	708	450,418
Silicon-On-Insulater Technologies*	10,406	277,278
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	147,109	1,275,438
Texas Instruments, Inc.	24,275	722,910
Trident Microsystems, Inc.*	11,900	204,918
Xilinx, Inc.	25,829	524,070

		12,489,984

Software (20.4%)
Activision, Inc.*	19,100	228,245
Adobe Systems, Inc.*	34,093	971,991
Amdocs Ltd.*	34,861	1,264,757
Autodesk, Inc.*	14,060	479,587
Cognos, Inc.*	17,190	537,188
Electronic Arts, Inc.*	11,400	537,054
Mercury Interactive Corp.*	9,720	487,944
Microsoft Corp.	92,270	2,217,248
Nintendo Co., Ltd.	2,440	456,507
Oracle Corp.*	139,820	2,093,105
Red Hat, Inc.*	34,790	823,827
Salesforce.com, Inc.*	30	771
Shanda Interactive Entertainment Ltd. (ADR)*	11,900	179,333
Symantec Corp.*	57,700	1,002,249
THQ, Inc.*	2,600	58,994
TIBCO Software, Inc.*	30,500	242,780

		11,581,580

Total Information Technology		48,430,194

Materials (0.4%)
Chemicals (0.4%)
Monsanto Co	5,340	229,567

Total Materials		229,567

Telecommunication Services (1.9%)
Diversified Telecommunication Services (0.4%)
Qwest Communications International, Inc.*	30,780	245,932

Wireless Telecommunication Services (1.5%)
American Tower Corp., Class A*	30	1,014
China Mobile (Hong Kong) Ltd. (ADR)	18,210	588,729
NII Holdings, Inc.*	4,960	261,789

		851,532

Total Telecommunication Services		1,097,464

Total Common Stocks (94.2%) (Cost $55,732,234)		53,382,327

	Number of Warrants
WARRANTS:
Information Technology (0.6%)
Electronic Equipment & Instruments (0.2%)
Hon Hai Precision Industry Co., Ltd., expiring 11/17/10*	10,100	59,832
Motech Industries, Inc., expiring 2/8/11*	2,900	63,317

		123,149

IT Services (0.2%)
Tata Consultancy Services Ltd., expiring 09/12/07*§	1,925	77,430

Semiconductors & Semiconductor Equipment (0.2%)
Powerchip Semiconductor Corp., expiring 2/19/09*	184,000	120,796

Total Warrants (0.6%) (Cost $302,548)		321,375

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.5%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $1,991,739)	$1,991,739	1,991,739

	Number of Contracts(c)
OPTIONS PURCHASED:
Call Options (0.4%)
Hewlett-Packard Co. January-07 @$25.00 (Cost $138,892)	290	229,100

Total Investments Before Options Written (98.7%) (Cost/Amortized Cost $58,165,413)		55,924,541

OPTIONS WRITTEN:
Call Options (-0.0%)
Ctrip.com International Ltd. September-06 @ $110.00 (d) (Premiums Received $5,944)	(22)	(4,290)

Total Investments (98.7%) (Cost/Amortized Cost $58,159,469)		55,920,251
Other Assets Less Liabilities (1.3%)		757,308

Net Assets (100%)		$56,677,559

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2006, the market value of these securities amounted to $77,430 or 0.14% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Options written for the nine months ended July 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	14	$9,924
Options Written	293	119,370
Options Terminated in Closing Purchase Transactions	(237)	(115,199)
Options Expired	(48)	(8,151)
Options Exercised	—	—

Options Outstanding—July 31, 2006	22	$5,944

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,761,634
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$71,585,861

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,049,777
Aggregate gross unrealized depreciation	(4,905,089)

Net unrealized depreciation	$(2,855,312)

Federal income tax cost of investments	$58,779,853

For the nine months ended July 31, 2006, the Fund incurred approximately $104 as brokerage commissions with Sanford C. Bernstein & Co.. Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $262,559,228 of which $7,945,180 expires in the year 2007, $206,262,599 expires in the year 2008, $48,249,389 expires in the year 2009 and $102,060 expires in the year 2010.

Included in the capital loss carryforward amounts are $262,505,280 of loss acquired from Enterprise Technology Fund as a result of a tax free reorganization that occured during the year ended 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
CVS Corp.	3,485	$114,029

Total Consumer Staples		114,029

Financials (0.2%)
Insurance (0.2%)
Universal American Financial Corp.*	1,150	14,260

Total Financials		14,260

Health Care (94.0%)
Biotechnology (21.0%)
Alexion Pharmaceuticals, Inc.*	570	19,585
Altus Pharmaceuticals, Inc.*	500	7,140
Amgen, Inc.*	5,143	358,673
Amylin Pharmaceuticals, Inc.*	1,675	81,740
Applera Corp.- Celera Genomics Group*	2,800	37,800
Arena Pharmaceuticals, Inc.*	966	9,998
Ariad Pharmaceuticals, Inc.*	1,359	5,667
Array Biopharma, Inc.*	1,646	13,761
Biogen Idec, Inc.*	1,835	77,290
Celgene Corp.*	2,400	114,936
Cephalon, Inc.*	900	59,166
Cubist Pharmaceuticals, Inc.*	1,379	31,607
CV Therapeutics, Inc.*	2,700	33,075
Cytokinetics, Inc.*	4,046	23,548
Encysive Pharmaceuticals, Inc.*	1,180	4,614
Genentech, Inc.*	1,322	106,844
Genmab A/S*	800	27,364
Genzyme Corp.*	2,569	175,411
Gilead Sciences, Inc.*	4,205	258,523
Human Genome Sciences, Inc.*	4,929	47,861
ICOS Corp.*	600	13,704
Incyte Corp.*	2,000	8,520
InterMune, Inc.*	513	8,193
Keryx Biopharmaceuticals, Inc.*	537	6,175
MannKind Corp.*	376	6,877
Medarex Inc.*	861	8,050
MedImmune, Inc.*	2,304	58,475
Millennium Pharmaceuticals, Inc.*	7,000	68,740
Myogen, Inc.*	1,052	32,465
NPS Pharmaceuticals, Inc.*	700	2,730
OSI Pharmaceuticals, Inc.*	256	8,548
Panacos Pharmaceuticals, Inc.*	1,788	8,582
PDL BioPharma, Inc.*	1,334	24,025
Regeneron Pharmaceuticals, Inc.*	1,600	21,856
Serono S.A., Class B	22	14,874
Theravance, Inc.*	2,078	49,228
United Therapeutics Corp.*	218	12,930
Vertex Pharmaceuticals, Inc.*	2,476	82,995
Zymogenetics, Inc.*	2,411	45,496

		1,977,066

Health Care Distributors (2.8%)
Cardinal Health, Inc.	1,525	102,175
McKesson Corp.	2,660	134,038
PSS World Medical, Inc.*	1,392	27,631

		263,844

Health Care Equipment (13.9%)
Baxter International, Inc.	3,341	140,322
Biomet, Inc.	1,325	43,646
Boston Scientific Corp.*	4,954	84,268
C.R. Bard, Inc.	440	31,227
Conor Medsystems, Inc.*	1,390	38,503
Cytyc Corp.*	2,707	66,592
Edwards Lifesciences Corp.*	379	16,767
Kinetic Concepts, Inc.*	690	30,746
Kyphon, Inc.*	570	19,414
Medtronic, Inc.	4,399	222,237
Mentor Corp.	1,440	64,022
NxStage Medical, Inc.*	1,701	14,578
Olympus Corp.	1,200	34,605
Respironics, Inc.*	837	29,780
St. Jude Medical, Inc.*	2,977	109,851
Stryker Corp.	1,170	53,247
Terumo Corp.	900	32,560
Thoratec Corp.*	1,232	17,002
Varian Medical Systems, Inc.*	2,520	114,206
Volcano Corp.*	2,220	19,436
Wright Medical Group, Inc.*	888	19,563
Zimmer Holdings, Inc.*	1,685	106,559

		1,309,131

Health Care Facilities (0.5%)
Triad Hospitals, Inc.*	800	31,176
Universal Health Services, Inc., Class B	325	18,200

		49,376

Health Care Services (3.2%)
DaVita, Inc.*	975	48,770
Express Scripts, Inc.*	436	33,585
HMS Holdings Corp.*	1,437	16,123
Medco Health Solutions, Inc.*	2,979	176,744
Omnicare, Inc.	688	31,139

		306,361

Health Care Supplies (0.2%)
Cooper Cos., Inc.	330	14,586

Health Care Technology (1.2%)
Eclipsys Corp.*	2,488	48,566
IMS Health, Inc.	1,900	52,136
iSOFT Group plc	14,669	17,049

		117,751

Life Sciences Tools & Services (2.6%)
Bruker BioSciences Corp.*	2,900	16,936
Charles River Laboratories International, Inc.*	725	25,738
Ciphergen Biosystems, Inc.*	5,506	5,726
Dionex Corp.*	310	17,159
Exelixis, Inc.*	1,450	12,905
Fisher Scientific International, Inc.*	822	60,918
Invitrogen Corp.*	326	20,144
MDS, Inc.	1,300	23,820
Pharmaceutical Product Development, Inc.	989	38,057
Thermo Electron Corp.*	448	16,580
Varian, Inc.*	229	10,300

		248,283

Managed Health Care (5.1%)
Aetna, Inc.	3,426	107,885
Coventry Health Care, Inc.*	612	32,252
Health Net, Inc.*	1,441	60,479
UnitedHealth Group, Inc.	3,361	160,756
WellPoint, Inc.*	1,598	119,051

		480,423

Pharmaceuticals (43.5%)
Abbott Laboratories	6,925	330,807
Adolor Corp.*	1,330	31,827
Allergan, Inc.	1,613	173,962
Astellas Pharma, Inc.	2,700	107,590
AstraZeneca plc	760	46,386
AstraZeneca plc (ADR)	2,943	179,611
AtheroGenics, Inc.*	1,100	14,498
Barr Pharmaceuticals, Inc.*	650	32,344

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
BioMimetic Therapeutics, Inc.*	2,190	$16,381
Biovail Corp.	1,035	22,967
Bristol-Myers Squibb Co.	5,000	119,850
Cardiome Pharma Corp.*	1,141	13,909
Cypress Bioscience, Inc.*	1,067	6,146
Daiichi Sankyo Co., Ltd	4,300	118,364
Eisai Co., Ltd	3,200	147,927
Elan Corp. plc (ADR)*	3,400	52,156
Eli Lilly & Co.	2,921	165,825
Endo Pharmaceuticals Holdings, Inc.*	1,746	54,248
Forest Laboratories, Inc.*	1,805	83,590
GlaxoSmithKline plc	3,500	96,779
Grifols SA*	1,028	8,842
Impax Laboratories, Inc.*	1,456	7,062
Ipsen	1,808	69,218
Johnson & Johnson	3,380	211,419
Medicines Co.*	1,947	40,790
Merck & Co., Inc.	5,000	201,350
Merck KGaA	367	33,449
MGI Pharma, Inc.*	2,400	35,064
Novartis AG (ADR)	2,384	134,029
Novartis AG (Registered)	1,234	70,050
Pfizer, Inc	12,257	318,559
Replidyne, Inc.*	1,200	11,520
Roche Holding AG	1,564	278,163
Sanofi-Aventis	678	64,416
Sanofi-Aventis (ADR)	1,320	62,555
Schering-Plough Corp	11,700	239,148
Schwarz Pharma AG	402	36,911
Sepracor, Inc.*	467	23,070
Shionogi & Co., Ltd.	7,322	139,165
Shire plc (ADR)	1,896	91,975
Takeda Pharmaceutical Co., Ltd	600	38,799
Teva Pharmaceutical Industries Ltd. (ADR)	350	11,578
UCB S.A.	1,150	66,965
Wyeth	1,719	83,320
Xenoport, Inc.*	438	7,612

		4,100,196

Total Health Care		8,867,017

Industrials (0.6%)
Industrial Conglomerates (0.6%)
Tyco International Ltd	2,244	58,546

Total Industrials		58,546

Materials (0.3%)
Chemicals (0.3%)
Bayer AG	628	30,911

Total Materials		30,911

Total Common Stocks (96.3%) (Cost $8,367,379)		9,084,763

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.0%)
Federal Home Loan Bank 5.05%, 8/1/06 (o)(p)	$100,000	99,986

Time Deposit (3.1%)
JPMorgan Chase Nassau
4.76%, 8/1/06	291,558	291,558

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $391,558)		391,544

	Number of Contracts (c)	Value (Note 1)
OPTIONS PURCHASED:
Call Options (0.0%)
Theravance, Inc.
September-06 @ $25.00*	19	$3,895

Put Options (0.2%)
Bristol-Myers Squibb Co.
September-06 @ $25.00*	29	4,060
Foxhollow Technologies, Inc.
August-06 @ $25.00*	18	2,340
Kinetic Concepts, Inc.
August-06 @ $30.00*	16	2,640
Nektar Therapeutics
November-06 @ $17.50*	16	4,480

		13,520

Total Options Purchased (0.2%) (Cost $13,674)		17,415

Total Investments before Options Written (100.6%) (Cost/Amortized Cost $8,772,611)		9,493,722

OPTIONS WRITTEN:
Call Options (-0.1%)
Allergan, Inc.
August-06 @ $110.00* (d)	(11)	(1,650)
Gilead Sciences, Inc.
August-06 @ $60.00* (d)	(18)	(4,680)
Kinetic Concepts, Inc.
September-06 @ $55.00* (d)	(6)	(576)
Theravance, Inc.
September-06 @ $30.00* (d)	(15)	(1,500)

		(8,406)

Put Options (-0.0%)
Zimmer Holdings, Inc.
August-06 @ $55.00*	(17)	(85)

Total Options Written (-0.1%) (Premiums Received $ 12,230)		(8,491)

Total Investments (100.5%) (Cost/Amortized Cost $8,760,381)		9,485,231
Other Assets Less Liabilities (-0.5%)		(52,076)

Net Assets (100%)		$9,433,155

*	Non-income producing.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(o)	Discount Note Security. Effective rate calculated as of July 31, 2006.

(p)	Yield to Maturity

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Options written for the nine months ended July 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	4	$528
Options Written	739	97,549
Options Terminated in Closing Purchase Transactions	(546)	(78,954)
Options Expired	(130)	(6,893)
Options Exercised	—	—

Options Outstanding—July 31, 2006	67	$12,230

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$12,018,557
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,070,342

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$906,021
Aggregate gross unrealized depreciation	(384,027)

Net unrealized appreciation	$521,994

Federal income tax cost of investments	$8,971,728

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (21.3%)
Asset-Backed Securities (10.0%)
ACE Securities Corp., Series 06-HE1 A2A
5.465%, 2/25/36 (l)	$328,771	$328,854
Amortizing Residential Collateral Trust, Series 02-BC3M A
5.655%, 6/25/32 (l)	23,729	23,732
Series 02-BC4 A
5.675%, 7/25/32 (l)	5,075	5,074
Bank One Issuance Trust,
Series 03-A9 A9
3.860%, 6/15/11	500,000	485,143
Bear Stearns Asset Backed Securities, Inc., Series 01-3 A2
5.785%, 10/27/32 (l)	32,758	32,901
Series 02-2 A1
5.715%, 10/25/32 (l)	16,483	16,502
Series 03-2 A2
5.835%, 3/25/43 (l)	9,530	9,553
Capital Auto Receivables Asset Trust, Series 04-2 A3
3.580%, 1/15/09	525,000	515,075
Cendant Mortgage Corp., Series 03-A A1
6.000%, 7/25/43 § (l)	10,461	10,442
Chase Issuance Trust, Series 04-A9 A9
3.220%, 6/15/10	150,000	146,169
Chase Manhattan Auto Owner Trust, Series 05-A A3
3.870%, 6/15/09	200,000	196,661
Citibank Credit Card Issuance Trust, Series 03-A6 A6
2.900%, 5/17/10	250,000	239,555
Series 04-A1 A1
2.550%, 1/20/09	200,000	197,360
Series 04-A4 A4
3.200%, 8/24/09	175,000	170,826
Series 06-A2 A2
4.850%, 2/10/11	475,000	469,302
Citibank Credit Card Master Trust I, Series 98-2 A
6.050%, 1/15/10	600,000	606,076
Countrywide Asset-Backed Certificates, Series 04-13 AV4
5.675%, 6/25/35 (l)	144,215	144,299
Series 05-BC5 3A1
5.485%, 1/25/36 (e)(l)	247,154	247,190
Series 05-SD1 A1A
5.535%, 5/25/35 § (l)	5,590	5,590
Series 06-12 2A1
5.455%, 12/25/36 (e)(l)	516,217	516,217
Series 06-3 2A1
5.455%, 6/25/36 (l)	440,011	440,133
Series 06-BC1 2A1
5.455%, 4/25/36 (l)	425,039	425,096
Credit Suisse First Boston Mortgage Securities Corp., Series 01-HE17 A1
5.695%, 1/25/32 (e)(l)	3,647	3,650
Series 02-P1A A
5.070%, 3/25/32†§ (l)	39,593	39,593
Daimler Chrysler Auto Trust, Series 05-A A3
3.490%, 12/8/08	356,668	353,400
Series 05-B A3
4.040%, 9/8/09	450,000	444,732
Fieldstone Mortgage Investment Corp., Series 06-2 2A1
5.475%, 7/25/36 (l)	493,307	493,299
First Alliance Mortgage Loan Trust, Series 99-4 A2
6.138%, 3/20/31 (l)	10,706	10,709
First Franklin Mortgage Loan Asset Backed Certificates, Series 03-FF5 A2
5.731%, 3/25/34 (e)(l)	954	951
GSAA Home Equity Trust, Series 06-5 2A1
5.455%, 3/25/36 (l)	398,353	397,803
GSAMP Trust, Series 02-HE4 A2A
5.455%, 6/25/36 (l)	467,412	467,445
Series 02-NC1 A2
5.705%, 7/25/32 (l)	274	278
Home Equity Asset Trust, Series 02-1 A4
5.685%, 11/25/32 (l)	257	257
MBNA Credit Card Master Note Trust, Series 04-A4 A4
2.700%, 9/15/09	175,000	171,737
Series 06-A1 A1
4.900%, 7/15/11	475,000	470,777
MBNA Master Credit Card Trust, Series 00-L A
6.500%, 4/15/10	220,000	223,221
Morgan Stanley ABS Capital I, Series 06-HE5 A2A
5.455%, 8/25/36 (l)	564,822	564,773
Morgan Stanley Dean Witter Capital I, Series 02-HE1 A2
5.715%, 7/25/32 (l)	487	493
Nissan Auto Receivables Owner Trust, Series 06-C A3
5.440%, 4/15/10	675,000	674,990
Series 5-C A3
4.190%, 7/15/09	525,000	516,941
Quest Trust, Series 04-X2 A1
5.945%, 6/25/34 § (l)	26,630	26,710
Renaissance Home Equity Loan Trust, Series 03-2A
5.825%, 8/25/33 (l)	4,861	4,876
Series 03-3 A
5.885%, 12/25/33 (e)(l)	14,965	15,086
Residential Asset Mortgage Products, Inc., Series 03-RS11 AIIB
5.715%, 12/25/33 (l)	408	408
Series 05-RZ4 A1
5.505%, 11/25/35 (l)	386,983	387,049
Residential Asset Securities Corp., Series RASC 05-KS12 A1
5.475%, 1/25/36 (l)	347,693	347,766
Salomon Brothers Mortgage Securities VII, Series 02-CIT1 A
5.685%, 3/25/32 (l)	6,091	6,107
Saxon Asset Securities Trust, Series 02-1 AV2
5.655%, 1/25/32 (l)	1,138	1,139
SLM Student Loan Trust, Series 05-6 A5B
5.495%, 7/27/26 (l)	500,000	500,451

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Soundview Home Equity Loan Trust,
Series 06-2 A1
5.455%, 3/25/36 (l)	346,996	347,064
Structured Asset Investment Loan Trust,
Series 06-2 A1
5.445%, 4/25/36 (l)	351,580	351,598
Structured Asset Securities Corp.,
Series 02-HF1 A
5.613%, 1/25/33 (l)	19,390	19,499
Series 03-AL2 A
3.357%, 1/25/31 §	92,784	85,687

		12,160,239

Non-Agency CMO (11.3%) Bear Stearns Alt-A Trust,
Series 06-6 23A1
7.250%, 8/25/36†	300,000	299,407
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	66,064	64,972
Series 04-6 4A1
5.000%, 7/25/19	71,985	69,905
Banc of America Commercial Mortgage, Inc.,
Series 02-2 A3
5.118%, 7/11/43	530,000	519,559
Series 04-5 A3
4.561%, 11/10/41	100,000	95,566
Series 04-6 A3
4.512%, 12/10/42	100,000	95,171
Series 05-3 A3A
4.621%, 7/10/43	325,000	309,939
Banc of America Funding Corp.,
Series 06-A 1A1
4.621%, 2/20/36 (l)	94,043	91,846
Banc of America Mortgage Securities,
Series 02-K 2A1
5.380%, 10/20/32 (l)	12,676	12,676
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (l)	6,730	6,864
Series 03-8 1A1
4.171%, 1/25/34 (l)	144,954	144,598
Series 03-8 2A1
4.813%, 1/25/34 (l)	62,284	61,262
Series 03-8 4A1
4.659%, 1/25/34 (l)	51,901	51,294
Series 05-10 A2
4.750%, 10/25/35 (l)	100,000	96,618
Bear Stearns Alt-A Trust,
Series 03-7 2A2
5.665%, 2/25/34 (l)	11,490	11,491
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	75,000	78,630
Citigroup Commercial Mortgage Trust,
Series 05-EMG A4
4.520%, 9/20/51 §	350,000	329,324
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	13,938	13,883
Series 03-J3 2A1
6.250%, 12/25/33	16,290	16,204
Series 06-19CB A15
6.000%, 8/25/36	630,000	622,224
Series 06-4CB 2A3
5.500%, 4/25/36	556,627	551,789
Countrywide Asset-Backed Certificates,
Series 05-IM2 A1
5.495%, 1/25/36 (e)(l)	228,849	228,874
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.861%, 10/19/32 (l)	$25,461	$25,384
Series 04-7 5A2
5.655%, 5/25/34 (l)	8,630	8,614
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-CKS4 A2
5.183%, 11/15/36	415,000	407,433
Series 02-P3A A1
5.935%, 8/25/33 † § (l)	96,645	96,902
Series 98-C1 A1B
6.480%, 5/17/40	415,741	421,628
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	75,593	76,525
First Union National Bank Commercial Mortgage,
Series 00-C1 A2
7.841%, 5/17/32	425,000	455,783
Series 00-C2 A2
7.202%, 10/15/32	355,000	375,958
General Electric Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	86,699	84,241
Series 02-3A A2
4.996%, 12/10/37	430,000	418,310
Series 05-C1 A3
4.578%, 6/10/48	90,000	86,060
GMAC Commercial Mortgage Securities, Inc.,
Series 97-C1 E
7.085%, 7/15/29	380,000	390,638
Series 99-C1 A2
6.175%, 5/15/33	58,154	58,902
Series 99-C3 A2
7.179%, 8/15/36	74,549	77,547
Series 00-C2 A2
7.455%, 8/16/33	86,040	91,015
5.457%, 5/10/40 (l)	410,000	407,183
Series 00-C3 A2
6.957%, 9/15/35	745,000	782,852
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB
4.619%, 8/10/42	105,000	99,762
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	104,829	105,775
Series 05-GG4 A4
4.761%, 7/10/39	150,000	140,410
Series 06-GG6 A4
5.553%, 4/10/38 (l)	140,000	138,443
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.062%, 8/25/34 (l)	157,141	152,437
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	174,143	170,347
Homebanc Mortgage Trust,
Series 05-4 A1
5.655%, 10/25/35 (l)	285,004	285,419
Impac CMB Trust,
Series 03-8 2A1
6.285%, 10/25/33 (e)(l)	52,778	52,806

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 01-C1 A3
5.857%, 10/12/35	$360,000	$364,400
Series 01-CIB2 A3
6.429%, 4/15/35	100,000	103,557
Series 01-CIBC A3
6.260%, 3/15/33	130,000	133,313
Series 05-CB12 A4
4.895%, 9/12/37	325,000	306,779
Series 05-LDP2 AM
4.780%, 7/15/42	125,000	116,608
LB Commercial Conduit Mortgage Trust, Series 98-C1 A3
6.480%, 2/18/30	388,500	391,462
Series 98-C4 A1B
6.210%, 10/15/35	123,679	125,211
LB-UBS Commercial Mortgage Trust, Series 01-C2 A2
6.653%, 11/15/27	325,000	339,534
MASTR Alternative Loans Trust, Series 04-4 1A1
5.500%, 5/25/34	69,311	67,670
Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
4.910%, 12/25/32 (l)	21,268	20,945
Nationslink Funding Corp., Series 99-1 A2
6.320%, 1/20/31	131,824	133,630
Salomon Brothers Mortgage Securities VII, Series 00-C1 A2
7.520%, 12/18/09	75,000	79,206
Sequoia Mortgage Trust, Series 10 2A1
5.758%, 10/20/27 (l)	136,625	136,734
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS 1A1
5.705%, 10/25/35 (l)	311,566	313,081
Structured Asset Mortgage Investments, Inc., Series 06-AR3 12A1
5.605%, 5/25/36 (l)	99,358	99,381
Structured Asset Securities Corp., Series 01-21A 1A1
6.250%, 1/25/32 (l)	13,754	13,695
Wachovia Bank Commercial Mortgage Trust, Series 05-C18 A4
4.940%, 4/15/42	90,000	85,276
Series 05-C19 A2
4.520%, 5/15/44	375,000	361,309
Washington Mutual, Inc., Series 02-AR2 A
5.134%, 2/27/34 (l)	41,917	41,864
Series 02-AR6 A
5.682%, 6/25/42 (l)	13,154	13,190
Series 02-AR10 A6
4.816%, 10/25/32 (l)	11,272	11,172
Series 03-R1 A1
5.655%, 12/25/27 (l)	1,013,828	1,013,263
Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A2
4.476%, 7/25/34 (l)	180,889	175,021

		13,628,771

Total Asset-Backed and Mortgage-Backed Securities		25,789,010

Consumer Discretionary (1.7%)
Automobiles (1.0%)
DaimlerChrysler N.A. Holdings Corp.
5.486%, 3/7/07 (l)	500,000	500,177
5.780%, 9/10/07 (l)	150,000	150,452
6.500%, 11/15/13	85,000	85,918
Ford Motor Credit Co.
5.510%, 3/13/07	400,000	394,640

		1,131,187

Hotels, Restaurants & Leisure (0.0%) Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	47,964

Household Durables (0.0%) D.R. Horton, Inc.
6.125%, 1/15/14	55,000	52,386

Media (0.6%)
Comcast Cable Communications Holdings, Inc.
6.750%, 1/30/11	15,000	15,576
Comcast Corp.
6.500%, 1/15/17	100,000	101,365
7.050%, 3/15/33	105,000	107,154
6.500%, 11/15/35	75,000	71,782
Historic TW, Inc.
9.150%, 2/1/23	10,000	12,140
6.625%, 5/15/29	82,000	79,144
News America Holdings, Inc.
7.750%, 1/20/24	10,000	10,795
News America, Inc.
7.280%, 6/30/28	25,000	25,635
6.200%, 12/15/34	75,000	68,668
TCI Communications, Inc.
7.125%, 2/15/28	10,000	9,945
Time Warner Cos., Inc.
7.570%, 2/1/24	20,000	21,328
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,145
6.875%, 5/1/12	100,000	103,407
7.625%, 4/15/31	80,000	86,022

		718,106

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	10,011
May Department Stores Co.
6.650%, 7/15/24	5,000	4,979
8.750%, 5/15/29	25,000	30,302
7.875%, 3/1/30	5,000	5,570
8.125%, 8/15/35	25,000	26,655

		77,517

Total Consumer Discretionary		2,027,160

Energy (0.5%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10	75,000	74,771
7.600%, 8/15/96	25,000	27,811

		102,582

Oil, Gas & Consumable Fuels (0.4%)
Conoco, Inc.
8.350%, 8/1/06	20,000	20,001
ConocoPhillips
5.510%, 4/11/07 (l)	200,000	200,007
7.000%, 3/30/29	20,000	22,192
Devon Financing Corp. ULC
7.875%, 9/30/31	25,000	29,089
El Paso Corp.
7.750%, 1/15/32	500	497

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
EnCana Holdings Finance Corp.
5.800%, 5/1/14		$75,000	$74,033
Pemex Project Funding Master Trust
9.125%, 10/13/10		20,000	22,185
8.000%, 11/15/11		50,000	54,000
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		57,904	55,729

			477,733

Total Energy			580,315

Financials (9.0%)
Capital Markets (0.8%)
Lehman Brothers Holdings, Inc.
5.750%, 7/18/11		100,000	100,384
Morgan Stanley
5.286%, 3/7/08 (l)		730,000	730,254
5.050%, 1/21/11		125,000	122,258
5.300%, 3/1/13		20,000	19,535

			972,431

Commercial Banks (4.3%)
BAC Capital Trust XI
6.625%, 5/23/36		25,000	25,473
Bank of America Corp.
6.250%, 4/1/08		15,000	15,174
4.500%, 8/1/10		235,000	227,239
Bank of New York Co., Inc
3.750%, 2/15/08		75,000	73,144
Barclays Bank plc/New York
5.320%, 3/13/09 (l)		830,000	829,678
Charter One Bank N.A.
5.540%, 4/24/09 (l)		300,000	300,043
Depfa ACS Bank
3.625%, 10/29/08		100,000	96,583
HBOS plc
5.920%, 9/29/49 § (l)		80,000	75,063
HBOS Treasury Services plc
3.600%, 8/15/07 §		20,000	19,619
3.500%, 11/30/07 §		40,000	39,034
HSBC Bank USA N.A.
3.870%, 6/7/07		125,000	123,109
4.630%, 4/1/14		30,000	27,819
HSBC Capital Funding LP
10.176%, 12/29/49 § (l)		150,000	210,545
HSBC Holdings plc
5.375%, 12/20/12	EUR	90,000	122,052
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		$275,000	265,081
Landwirtschaftliche Rentenbank
0.650%, 9/30/08	JPY	14,000,000	121,817
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09		$25,000	26,363
Rabobank Capital Funding II
5.260%, 12/29/49 § (l)		110,000	104,946
Rabobank Capital Funding Trust III
5.254%, 12/29/49 § (l)		80,000	74,684
Rabobank Nederland
5.486%, 4/6/09 § (l)		900,000	899,971
RBS Capital Trust I
4.709%, 12/29/49 (l)		75,000	68,712
RBS Capital Trust III
5.512%, 9/29/49 (l)		50,000	47,332
Royal Bank of Scotland plc
5.520%, 4/11/08 § (l)		200,000	200,066
SunTrust Banks, Inc.
3.625%, 10/15/07		80,000	78,142
4.000%, 10/15/08		15,000	14,559
U.S. Bancorp
3.950%, 8/23/07		15,000	14,713
USB Capital IX
6.189%, 4/15/42 (l)		140,000	138,836
Wachovia Bank N.A.
5.489%, 3/23/09 (l)		300,000	299,845
Wachovia Capital Trust III
5.800%, 12/31/49 (l)		385,000	378,762
Wells Fargo & Co.
4.625%, 8/9/10		310,000	301,674
4.875%, 1/12/11		60,000	58,605

			5,278,683

Consumer Finance (0.6%)
General Motors Acceptance Corp.
6.125%, 9/15/06		50,000	49,954
6.407%, 1/16/07 (l)		200,000	199,607
6.039%, 3/20/07 (l)		550,000	547,869

			797,430

Diversified Financial Services (2.8%)
Bank One Corp.
2.625%, 6/30/08		25,000	23,736
CIT Group, Inc.
7.750%, 4/2/12		125,000	136,821
Citigroup, Inc.
3.500%, 2/1/08		45,000	43,756
3.625%, 2/9/09		40,000	38,338
4.125%, 2/22/10		525,000	502,833
6.875%, 2/15/98		25,000	26,683
Eksportfinans A/S
3.375%, 1/15/08		100,000	97,269
General Electric Capital Corp.
3.450%, 7/16/07		15,000	14,720
5.550%, 1/15/08 (l)		250,000	250,205
5.429%, 6/15/09 (l)		300,000	300,446
4.125%, 9/1/09		810,000	781,670
5.220%, 5/10/10 (l)		200,000	199,964
5.000%, 11/15/11		335,000	327,313
JPMorgan Chase & Co.
6.375%, 2/15/08		25,000	25,333
3.625%, 5/1/08		205,000	198,677
MassMutual Global Funding II
2.550%, 7/15/08 §		30,000	28,390
Nationwide Building Society
3.500%, 7/31/07 §		50,000	49,039
4.250%, 2/1/10 §		90,000	86,329
Pemex Finance Ltd.
9.030%, 2/15/11		95,000	101,059
Racers, Series 97-R-8-3
5.470%, 8/15/07 § (b)(l)		100,000	99,747
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		25,000	24,399
UFJ Finance Aruba AEC
6.750%, 7/15/13		30,000	31,594

			3,388,321

Insurance (0.4%)
ASIF Global Financing
3.900%, 10/22/08 §		45,000	43,570
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		20,000	19,639
3.375%, 10/15/08		25,000	23,944
4.125%, 1/15/10		150,000	143,738
Lincoln National Corp.
7.000%, 5/17/66 (l)		50,000	50,774
Metropolitan Life Global Funding I
3.375%, 10/5/07 §		25,000	24,214
Prudential Financial, Inc.
4.104%, 11/15/06 (e)		122,000	121,550

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Travelers Property Casualty Corp.
5.000%, 3/15/13		$65,000	$61,474

			488,903

Real Estate (0.1%)
EOP Operating LP
7.500%, 4/19/29		30,000	32,117
ERP Operating LP
6.625%, 3/15/12		75,000	78,325

			110,442

Total Financials			11,036,210

Government Securities (60.6%)
Agency ABS (0.9%)
Small Business Administration Participation Certificates
5.130%, 9/1/23		84,665	82,677
4.340%, 3/1/24		605,878	561,168
4.625%, 2/1/25		472,626	444,157

			1,088,002

Agency CMO (3.7%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		1,134	1,131
4.500%, 1/15/16		283,812	278,053
5.000%, 12/15/17		60,000	58,025
5.000%, 2/15/18		390,000	373,707
4.500%, 4/15/25		290,859	287,540
6.500%, 4/15/29		163,072	166,258
5.719%, 12/15/29 (l)		42,080	42,271
5.500%, 1/15/31		89,501	89,149
5.500%, 4/15/35		98,614	97,957
5.500%, 5/15/35		458,768	454,979
5.000%, 8/1/35 IO		462,976	117,436
5.500%, 8/1/35 IO		611,005	157,303
6.500%, 7/25/43		82,894	84,038
Federal National Mortgage Association
3.000%, 8/25/09		14,538	14,479
5.000%, 3/25/18		30,000	28,581
5.500%, 5/25/27		466,414	465,398
6.000%, 8/25/28		76,999	77,286
5.310%, 8/25/33		100,000	98,300
5.500%, 12/25/33		74,683	73,877
5.500%, 1/25/34		86,758	85,827
6.500%, 7/25/34		46,313	47,102
5.500%, 2/25/35		76,454	75,890
5.635%, 7/25/35 (l)		215,717	215,482
5.500%, 8/25/35		762,925	754,432
5.500%, 1/25/36 IO		676,382	178,232
Government National Mortgage Association
6.500%, 6/20/32		130,300	132,657

			4,455,390

Foreign Governments (1.7%)
Federative Republic of Brazil
12.250%, 3/6/30		33,000	51,315
11.000%, 8/17/40		195,000	250,039
Hong Kong Government International Bond
5.130%, 8/1/14 §		350,000	338,549
Israel Government AID Bond
5.500%, 4/26/24		50,000	50,108
5.500%, 9/18/33		40,000	39,885
Kingdom of Spain
3.100%, 9/20/06	JPY	11,000,000	96,459
Republic of Italy
3.800%, 3/27/08		38,000,000	348,277
Republic of Panama
9.625%, 2/8/11		$113,000	126,588
Republic of Peru
9.125%, 1/15/08		230,000	240,350
Republic of South Africa
5.250%, 5/16/13	EUR	40,000	$52,639
Swedish Export Credit AB
2.875%, 1/26/07		$25,000	24,731
Ukraine Government International Bond
11.000%, 3/15/07 (b)(n)		37,338	37,907
United Mexican States
6.200%, 1/13/09 (l)		30,000	30,255
10.375%, 2/17/09		53,000	58,857
6.375%, 1/16/13		40,000	41,120
6.625%, 3/3/15		50,000	52,125
8.125%, 12/30/19		10,000	11,660
8.000%, 9/24/22		55,000	63,607
8.300%, 8/15/31		37,000	44,493
6.750%, 9/27/34		130,000	132,405

			2,091,369

Municipal Bonds (1.1%)
Fairfax County, Virginia, Series A
5.250%, 4/1/13 (l)		40,000	43,334
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		110,000	123,372
7.900%, 6/1/42		50,000	60,387
New York City Municipal Water Finance Authority
5.000%, 6/15/29		30,000	30,764
6.560%, 6/15/34 § (l)		10,000	10,731
5.000%, 6/15/35		150,000	153,402
Rhode Island Clean Water Finance Agency, Series A
5.000%, 10/1/28		50,000	51,420
San Antonio, Texas, Water Revenue, Series A
5.000%, 5/15/32		150,000	152,778
South Carolina State Public Service Authority, Series A
5.000%, 1/1/13		80,000	85,040
Tobacco Settlement Authority of Iowa, Series B
5.600%, 6/1/35		50,000	54,028
Tobacco Settlement Financing Corp./ New Jersey
6.375%, 6/1/32		255,000	277,035
6.000%, 6/1/37		130,000	137,136
6.250%, 6/1/43		90,000	97,674

			1,277,101

U.S. Government Agencies (42.1%)
Federal Home Loan Bank
2.300%, 7/24/07		1,050,000	1,019,286
4.000%, 2/1/08		560,000	549,443
4.625%, 9/11/20		2,400,000	2,194,587
Federal Home Loan Mortgage Corp.
4.625%, 5/28/13		75,000	70,477
5.500%, 2/1/14		65,381	64,942
6.000%, 1/1/17		35,678	35,945
6.500%, 1/1/17		133,156	135,039
6.000%, 2/1/17		31,837	32,068
4.500%, 3/1/20		87,831	83,691
4.500%, 4/1/20		82,943	79,034
4.500%, 5/1/20		91,461	87,150
4.500%, 8/1/20		175,862	167,737
5.000%, 9/1/20		65,194	63,288
5.000%, 10/1/20		904,049	877,624
5.000%, 3/1/21		27,709	26,896
6.500%, 7/1/29		43,301	44,092
5.628%, 11/1/31 (l)		8,466	8,585
5.500%, 5/1/33		422,282	411,995

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/1/34	342,177	324,633
5.500%, 7/1/35	78,319	76,131
4.807%, 9/1/35 (l)	866,924	845,217
Federal National Mortgage Association
5.111%, 9/7/06 (l)	300,000	299,930
2.710%, 1/30/07	300,000	295,963
3.000%, 3/2/07	195,000	192,243
2.350%, 4/5/07	55,000	53,875
3.125%, 3/16/09	75,000	71,092
7.250%, 1/15/10	435,000	462,328
5.390%, 12/1/11	89,218	88,512
5.250%, 8/1/12	140,000	138,161
4.625%, 5/1/13	300,000	284,732
6.000%, 1/1/14	30,071	30,285
5.120%, 1/2/14	125,000	121,821
5.500%, 6/1/17	5,226	5,185
7.000%, 11/1/17	29,328	30,113
5.000%, 8/1/18	71,893	70,064
4.500%, 10/1/18	56,185	53,812
5.000%, 11/1/18	174,675	170,230
6.000%, 12/1/18	51,886	52,416
5.000%, 2/1/19	23,324	22,731
6.000%, 2/1/19	945,426	953,793
6.000%, 4/1/19	18,271	18,451
5.000%, 5/1/19	507,646	495,236
4.000%, 6/1/19	588,653	549,662
5.000%, 8/1/19	627,593	610,571
5.500%, 8/1/19	99,179	98,289
6.000%, 8/1/19	497,793	502,198
5.000%, 11/1/19	591,443	575,401
5.500%, 11/1/19	33,672	33,370
5.000%, 1/1/20	249,356	242,593
5.000%, 1/1/21	684,298	664,926
5.000%, 2/1/21	197,643	192,031
6.000%, 6/1/21	300,000	302,744
5.500%, 7/1/21	298,827	295,664
6.000%, 7/1/21	600,060	605,548
7.000%, 9/1/31	22,859	23,479
7.000%, 1/1/32	876	900
6.500%, 2/1/32	58,300	59,239
7.000%, 5/1/32	12,154	12,482
4.854%, 3/1/33 (l)	128,409	128,732
5.135%, 4/1/33 (l)	14,595	14,492
5.500%, 4/1/33	138,597	135,199
5.500%, 12/1/33	999,643	975,134
5.500%, 2/1/34	591,206	575,749
6.000%, 2/1/34	502,701	501,217
5.500%, 3/1/34	586,530	571,195
5.500%, 4/1/34	1,367,205	1,333,167
5.500%, 5/1/34	419,368	408,404
6.500%, 5/1/34	150,594	153,020
5.500%, 7/1/34	384,693	374,635
5.500%, 8/1/34	858,379	835,937
6.000%, 8/1/34	204,430	203,826
5.500%, 9/1/34	1,416,088	1,379,065
5.500%, 11/1/34	4,567,991	4,448,563
5.500%, 1/1/35	1,597,153	1,555,396
5.500%, 2/1/35	8,481,769	8,263,901
5.000%, 11/1/35	378,092	358,023
5.500%, 6/1/36	3,000,002	2,913,635
6.363%, 12/1/40 (l)	14,869	15,264
5.500%, 8/25/21 TBA	2,500,000	2,472,656
4.500%, 8/25/36 TBA	100,000	91,875
5.000%, 8/25/36 TBA	1,000,000	946,250
5.500%, 8/25/36 TBA	1,200,000	1,165,126
6.000%, 8/25/36 TBA	100,000	99,344
5.000%, 9/25/36 TBA	500,000	472,813
Government National Mortgage Association
5.125%, 1/20/16 (l)	18,937	18,893
4.750%, 9/20/21 (l)	32,145	32,215
5.125%, 11/20/22 (l)	9,458	9,503
4.375%, 4/20/27 (l)	20,155	20,157
4.750%, 7/20/27 (l)	22,650	22,695
5.500%, 12/15/28	5,347	5,248
6.000%, 2/15/29	132,713	133,096
7.500%, 5/15/30	33,216	34,586
7.500%, 7/15/30	23,179	24,135
7.000%, 9/15/31	16,003	16,521
7.500%, 9/15/31	9,712	10,109
5.500%, 1/15/32	162,418	159,248
6.000%, 2/15/32	33,436	33,504
7.000%, 5/15/32	24,542	25,333
6.000%, 9/15/32	131,611	131,881
5.500%, 1/15/33	174,291	170,850
5.500%, 2/15/33	51,876	50,851
5.500%, 7/15/33	61,707	60,489
5.500%, 12/15/33	300,348	294,418
5.500%, 1/15/34	1,013,056	992,717
6.000%, 1/15/34	75,487	75,618
5.500%, 2/15/34	442,063	433,188
5.500%, 2/15/36	76,930	75,327
5.500%, 4/15/36	73,655	72,120
5.500%, 5/15/36 TBA	1,346,135	1,318,082
Housing Urban Development
5.380%, 8/1/18	130,000	126,316
Resolution Funding Strip
(Zero Coupon), 7/15/18	25,000	13,361
(Zero Coupon), 10/15/18	25,000	13,176
Small Business Administration
4.524%, 2/10/13	122,904	116,643
4.504%, 2/1/14	286,428	272,608

		51,033,436

U.S. Treasuries (11.1%)
U.S. Treasury Bonds
5.375%, 2/15/31	125,000	129,248
Inflation Indexed
2.375%, 1/15/25	214,720	213,001
Inflation Indexed (When Issued)
2.000%, 1/15/26	306,030	285,911
U.S. Treasury Notes
4.875%, 5/31/08	5,925,000	5,910,881
5.125%, 6/30/08	1,350,000	1,353,323
4.375%, 11/15/08	3,745,000	3,698,188
3.500%, 12/15/09	200,000	191,297
4.125%, 8/15/10	800,000	777,250
3.875%, 9/15/10	60,000	57,696
4.500%, 11/15/10	100,000	98,445
4.250%, 8/15/13	300,000	287,871
Inflation Indexed
2.000%, 7/15/14	375,760	364,707
U.S. Treasury Strip Principal
11/15/27 PO	375,000	125,980

		13,493,798

Total Government Securities		73,439,096

Health Care (0.1%)
Health Care Providers & Services (0.0%)
UnitedHealth Group, Inc.
5.800%, 3/15/36	15,000	13,922

Pharmaceuticals (0.1%)
Merck & Co., Inc.
6.400%, 3/1/28	25,000	25,262

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Wyeth
5.500%, 2/15/16		$125,000	$121,125

			146,387

Total Health Care			160,309

Industrials (0.4%)
Aerospace & Defense (0.0%)
Northrop Grumman Corp.
4.079%, 11/16/06		80,000	79,652

Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 9/15/09		340,000	348,754
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13		2,249	2,252

			351,006

Industrial Conglomerates (0.1%)
Tyco International Group S.A.
6.375%, 10/15/11		100,000	103,136

Total Industrials			533,794

Information Technology (0.1%)
Software (0.1%)
Oracle Corp. and Ozark Holding, Inc.
5.250%, 1/15/16		170,000	161,486

Total Information Technology			161,486

Materials (0.4%)
Containers & Packaging (0.1%)
Packaging Corp. of America
4.375%, 8/1/08		129,000	125,891

Paper & Forest Products (0.3%)
GP Canada Finance Co.
7.200%, 12/15/06 §		300,000	303,000

Total Materials			428,891

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.8%)
AT&T Corp.
8.000%, 11/15/31		22,000	25,669
AT&T, Inc.
4.214%, 6/5/07 §		50,000	49,424
4.125%, 9/15/09		174,000	166,725
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	81,000	122,801
8.250%, 6/15/30		$70,000	81,891
France Telecom S.A.
6.750%, 3/14/08 (b)(n)	EUR	120,000	159,837
New England Telephone & Telegraph
7.875%, 11/15/29		$5,000	5,244
Qwest Capital Funding, Inc.
7.750%, 8/15/06		1,000,000	1,000,307
Qwest Corp.
7.625%, 6/15/15		110,000	111,787
Sprint Capital Corp.
8.750%, 3/15/32		35,000	42,631
Telecom Italia Capital S.A.
6.000%, 9/30/34		80,000	70,832
7.200%, 7/18/36		75,000	76,486
Telefonica Emisones SAU
6.421%, 6/20/16		75,000	75,934
7.045%, 6/20/36		100,000	102,714
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	10,517

			2,102,799

Wireless Telecommunication Services (0.4%)
Cingular Wireless LLC
6.500%, 12/15/11		60,000	62,112
Nextel Communications, Inc., Series D
7.375%, 8/1/15		50,000	51,224
Vodafone Group plc
5.590%, 12/28/07 (l)		245,000	244,988
7.750%, 2/15/10		140,000	148,756

			507,080

Total Telecommunication Services			2,609,879

Utilities (1.0%)
Electric Utilities (0.7%)
AEP Texas Central Co.
6.650%, 2/15/33		115,000	116,726
Appalachian Power Co.
3.600%, 5/15/08		65,000	62,832
Dayton Power & Light Co.
5.125%, 10/1/13		50,000	48,072
Dominion Resources, Inc.
5.125%, 12/15/09		25,000	24,575
Florida Power & Light Co.
4.950%, 6/1/35		75,000	63,356
Nevada Power Co., Series L
5.875%, 1/15/15		100,000	96,364
Niagara Mohawk Power Corp.
7.750%, 10/1/08		100,000	104,362
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	91,754
Progress Energy, Inc.
7.100%, 3/1/11		65,000	68,679
Public Service Electric & Gas Co.
5.250%, 7/1/35		25,000	22,036
Scottish Power plc
4.910%, 3/15/10		125,000	121,619

			820,375

Gas Utilities (0.0%)
CenterPoint Energy Resources Corp.
6.150%, 5/1/16		50,000	49,673

Multi-Utilities (0.3%)
Consolidated Natural Gas Co.
5.000%, 3/1/14		25,000	23,366
Dominion Resources, Inc.
5.790%, 9/28/07 (l)		200,000	200,144
PSEG Energy Holdings LLC
8.500%, 6/15/11		50,000	52,625
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	39,744

			315,879

Total Utilities			1,185,927

Total Long-Term Debt Securities (97.3%) (Cost $119,578,470)			117,952,077

SHORT-TERM INVESTMENTS:
Commercial Paper (9.3%)
Bank of America Corp.
5.41%, 10/27/06 (p)		1,600,000	1,579,104
Barclays U.S. Funding Corp.
5.37%, 10/20/06 (p)		1,600,000	1,580,912
CBA Delaware Finance, Inc.
5.39%, 9/19/06 (p)		1,700,000	1,687,368
Danske Corp.
5.38%, 10/26/06 (m)(p)		1,600,000	1,579,456
HBOS Treasury Services
5.38%, 10/25/06 (p)		1,600,000	1,579,696

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
ING U.S. Funding LLC
5.38%, 9/19/06 (p)		$500,000	$496,292
5.37%, 10/24/06 (p)		1,200,000	1,184,964
UBS Finance Delaware LLC
5.37%, 10/24/06 (p)		1,600,000	1,579,952

Total Commercial Paper			11,267,744

Government Securities (3.4%)
Dutch Treasury Certificates
2.89%, 10/31/06 (p)	EUR	1,600,000	2,026,873
French Treasury Bills
3.00%, 12/7/06 (p)		720,000	909,043
German Treasury Bills
2.46%, 8/16/06 (p)		610,000	777,600
2.59%, 9/13/06 (p)		120,000	152,654
U.S. Treasury Bills
4.74%, 9/14/06 # (p)		$220,000	218,706

Total Government Securities			4,084,876

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.76%, 8/1/06		1,876,578	1,876,578

Total Short Term Investments (14.2%) (Cost/Amortized Cost $17,167,754)			17,229,198

	Number of Contracts
OPTIONS PURCHASED:
Put Options (0.1%)
EuroDollar Futures
December-06 @ $91.75*		20	125
September-07 @ $90.75*		44	275
Japanese Yen Futures
September-06 @ $123.00*		1,000,000	78,250
U.S. Treasury Note Futures
December-06 @ $92.75*		36	225

Total Options Purchased (0.1%) (Cost $79,057)			78,875

Total Investments Before Written Options and Securities Sold Short (111.6%) (Cost/Amortized Cost $136,825,281)			135,260,150

OPTIONS WRITTEN:
Call Options (0.0%)
U.S. 10 Year Treasury Note Futures
September-06 @ $110.00*		(5)	(78)

Put Options (0.0%)
Japanese Yen Futures
August-06 @ $114.25*		(900,000)	(9,035)
U.S. 10 Year Treasury Note Futures
September-06 @ $106.00*		(5)	(2,109)

			(11,144)

Total Options Written (Premiums Received $8,756)			(11,222)

Total Investments Before Securities Sold Short (111.6%) (Cost/Amortized Cost $136,816,525)			135,248,928

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-4.3%)
Federal Home Loan Mortgage Corp.
5.000%, 8/25/36 TBA	$(300,000)	$(283,594)
Federal National Mortgage Association
5.000%, 8/25/21 TBA	(1,900,000)	(1,844,782)
6.000%, 8/25/21 TBA	(900,000)	(907,594)
5.500%, 8/25/36 TBA	(1,900,000)	(1,844,782)
Government National Mortgage Association
5.000%, 8/25/36 TBA	(300,000)	(283,875)

Total Securi ties Sold Short (-4.3%) (Proceeds $5,115,969)		(5,164,627)

Total Investments (107.3%) (Cost/Amortized Cost $131,700,556)		130,084,301
Other Assets Less Liabilities (-7.3%)		(8,859,946)

Net Assets (100%)		$121,224,355

*	Non-income producing.

†	Securities (totaling $535,649 or 0.4% of net assets) valued at fair value.

§	Securities exempt for the registration under Rule 144A of the Securities Act of 1933. These securites may only be resold to qualified institutional buyers. At July 31, 2006, the market value of these securities amounted to $3,331,297 or 2.7% of net assets. Securities denoted with “§”but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securites might provide a right to demand registration, such rights have been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating rate security.

(m)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(n)	Regulation S. Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

PO — Principal only

TBA — Security is subject to delayed delivery.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

At July 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 7/31/06	Unrealized Appreciation/ (Depreciation)
EURODollar	151	December-06	$35,938,013	$35,692,625	$(245,388)
EURODollar	5	March-07	1,185,750	1,183,000	(2,750)
EURODollar	30	September-06	7,145,900	7,089,000	(56,900)
EURODollar	5	June-07	1,186,125	1,184,375	(1,750)
EURODollar	25	March-08	5,909,063	5,927,500	18,437
EURODollar	25	June-08	5,908,125	5,926,250	18,125
EURODollar	30	December-07	7,094,750	7,113,000	18,250
EURODollar	30	September-07	7,094,063	7,111,500	17,438
U.S. Treasury Bonds	81	September-06	8,642,435	8,770,781	128,346
U.S. 10 Year Treasury Notes	36	September-06	3,786,635	3,817,125	30,490

					$(75,702)

Sales
U.S. 5 Year Treasury Notes	33	September-06	3,425,762	3,439,219	$(13,457)

					$(89,159)

At July 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Brazilian Real, expiring 9/29/06	24	$10,164	$10,742	$578
Chilean Peso, expiring 9/29/06	5,417	9,970	10,037	67
Chinese Yuan, expiring 3/16/07	154	20,000	19,801	(199)
Chinese Yuan, expiring 3/19/07	154	20,000	19,814	(186)
Chinese Yuan, expiring 3/20/07	154	20,000	19,817	(183)
European Union, expiring 8/31/06	2,317	2,908,535	2,963,111	54,576
Indonesian Rupiah, expiring 8/31/06	177,600	20,000	19,581	(419)
Indian Rupee, expiring 9/20/06	451	10,000	9,677	(323)
Japanese Yen, expiring 8/15/06	177,964	1,584,433	1,558,361	(26,072)
Japanese Yen, expiring 8/29/06	40,477	346,756	355,227	8,471
Mexican Peso, expiring 9/20/06	121	10,941	11,091	150
Polish Zloty, expiring 9/29/06	92	30,868	29,911	(957)
Russian Ruble, expiring 8/07/06	894	33,083	33,368	285
Russian Ruble, expiring 9/29/06	270	10,098	10,100	2
Russian Ruble, expiring 12/13/06	624	23,379	23,364	(15)
Singapore Dollar, expiring 8/24/06	16	10,000	9,909	(91)
Slovakian Koruna, expiring 9/5/06	917	31,390	30,734	(656)
South African Rand, expiring 8/3/06	148	24,429	21,345	(3,084)
South African Rand, expiring 10/3/06	148	21,519	21,240	(279)
South Korean Won, expiring 9/21/06	37,120	40,000	38,898	(1,102)
Taiwan Dollar, expiring 8/17/06	311	10,000	9,498	(502)

				$30,061

Foreign Currency Sell Contracts
European Union, expiring 8/31/06	3,208	$4,080,897	$4,102,572	$(21,675)
European Union, expiring 9/29/06	2,661	3,375,979	3,408,750	(32,771)
Japanese Yen, expiring 8/15/06	73,882	635,767	646,956	(11,189)
Japanese Yen, expiring 9/11/06	114,062	1,000,000	1,002,745	(2,745)
Slovakian Koruna, expiring 9/5/06	917	29,981	30,734	(753)
South African Rand, expiring 8/3/06	148	21,598	21,345	253

				$(68,880)

				$(38,819)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Options written for the nine months ended July 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	32	$15,444
Options Written	6,000,022	40,765
Options Terminated in Closing Purchase Transactions	(12)	(6,502)
Options Expired	(5,100,032)	(40,951)
Options Exercised	—	—

Options Outstanding—July 31, 2006	900,010	$8,756

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$118,261,009
U.S. Government securities	197,868,785

$316,129,794

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$121,948,797
U.S. Government securities	212,883,251

$334,832,048

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,802
Aggregate gross unrealized depreciation	(2,406,640)

Net unrealized depreciation	$(1,803,838)

Federal income tax cost of investments	$137,063,987

The Portfolio has a net capital loss carryforward of $162,423 which expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (Unaudited)

Note 1 Organization Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as (the “1940 Act”), as an open-end management investment company with seven diversified Funds and six non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund, AXA Enterprise Aggressive Allocation Fund (collectively the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by multiple investment sub-advisers (each an “Adviser”). On January 10, 2005, AXA Equitable contributed $10,000 per class in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate-Plus Allocation Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this involves future claims that may be made against the Trust. However, based on experience, the Trust and management expect such risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Funds (except the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A, Class B, Class C, Class P, and Class Y with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Moderate-Plus Allocation Fund — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Enterprise Aggressive Allocation Fund — Seeks long-term capital appreciation.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

AXA Enterprise Multimanager Growth Fund (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by AllianceBernstein, Institutional Capital LLC and MFS Investment Management) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by AllianceBernstein, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) —Long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico Capital Management, LLC) — Long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

Options, including options on futures that are traded on exchanges, are valued at their last sale price and, if the last sale price is not available, then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly or in American Depositary Receipt (ADR) or similar form in the United States are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities—at the valuation date.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

(ii)	purchases and sales of investment securities, income and expenses—at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the nine months ended July 31, 2006, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at July 31, 2006.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

July 31, 2006 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at July 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
September 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
September 29, 2006